UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

State Street International Developed Equity Index Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,449,212,616
  Number of Portfolio Holdings679
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	10.8%
Germany	8.5%
France	8.0%
United States	7.2%
Australia	7.0%
Switzerland	6.2%
Netherlands	5.9%
Spain	3.7%
Italy	3.2%

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-800-647-7327.

State Street Treasury Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$15,697,287,916
  Number of Portfolio Holdings62

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street Treasury Plus Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$85,676,695,642
  Number of Portfolio Holdings96

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

State Street U.S. Government Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$229,945,214,292
  Number of Portfolio Holdings241

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

(b) Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—12.5%
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	3.655%	07/01/2026	01/21/2027	$125,000,000	$125,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	3.660%	07/01/2026	02/01/2027	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	3.665%	07/01/2026	05/26/2027	174,400,000	174,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	3.670%	07/01/2026	05/20/2027	164,900,000	164,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	3.670%	07/01/2026	07/20/2027	150,500,000	150,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.675%	07/01/2026	07/16/2027	101,400,000	101,400,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05% (a)	3.680%	07/01/2026	09/17/2026	85,600,000	85,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.680%	07/01/2026	08/27/2027	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.680%	07/01/2026	09/27/2027	79,200,000	79,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.680%	07/01/2026	10/08/2027	167,100,000	167,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	12/07/2026	119,100,000	119,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	04/01/2027	287,686,000	287,686,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	11/05/2027	33,000,000	32,997,784
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	12/06/2027	29,000,000	29,000,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.07% (a)	3.695%	07/01/2026	01/26/2027	276,900,000	276,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.695%	07/01/2026	11/16/2026	133,200,000	133,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.695%	07/01/2026	01/11/2028	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.700%	07/01/2026	11/23/2027	153,000,000	153,003,940
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.700%	07/01/2026	01/12/2028	247,000,000	246,999,958
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	12/17/2027	240,000,000	240,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	01/03/2028	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	01/18/2028	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	02/23/2028	68,000,000	68,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	02/25/2028	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/02/2028	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/13/2028	150,500,000	150,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/16/2028	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/24/2028	77,000,000	77,000,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/27/2028	$99,300,000	$99,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	05/12/2027	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	09/28/2027	260,000,000	260,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/02/2028	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/09/2028	81,550,000	81,550,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/11/2028	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/17/2028	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.715%	07/01/2026	02/12/2027	225,300,000	225,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.720%	07/01/2026	06/23/2027	76,100,000	76,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)(b)	3.725%	07/02/2026	12/02/2027	132,000,000	132,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	06/09/2027	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	06/16/2027	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	08/11/2027	119,500,000	119,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)(b)	3.740%	07/01/2026	03/01/2028	32,900,000	32,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	08/18/2027	198,400,000	198,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	08/28/2026	33,100,000	33,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	11/02/2026	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	02/03/2027	106,100,000	106,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	10/22/2027	79,637,000	79,643,226
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	10/21/2026	405,000,000	404,996,980
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	12/18/2026	247,400,000	247,420,262
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	01/08/2027	339,500,000	339,617,583
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	01/14/2027	70,000,000	70,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	10/01/2027	$334,550,000	$334,836,300
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.13% (a)	3.760%	07/01/2026	09/23/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.13% (a)	3.760%	07/01/2026	01/21/2028	41,300,000	41,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	11/25/2026	57,277,000	57,277,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	12/02/2026	62,200,000	62,200,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	3.810%	07/01/2026	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.815%	07/01/2026	05/03/2027	56,400,000	56,442,759
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.820%	07/01/2026	03/29/2027	46,600,000	46,633,095
Federal Farm Credit Banks Funding Corp., SOFR + 0.27% (a)	3.890%	07/01/2026	12/18/2026	28,500,000	28,527,007
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.896%	07/01/2026	11/24/2026	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.896%	07/01/2026	01/21/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.896%	07/01/2026	01/27/2027	100,000,000	100,000,000
Federal Home Loan Bank Discount Notes (c)	3.490%	09/21/2026	09/21/2026	461,600,000	457,930,537
Federal Home Loan Bank Discount Notes (c)	3.495%	09/16/2026	09/16/2026	455,761,000	452,353,997
Federal Home Loan Bank Discount Notes (c)	3.580%	01/21/2027	01/21/2027	455,800,000	446,553,337
Federal Home Loan Bank Discount Notes (c)	3.590%	11/25/2026	11/25/2026	955,800,000	941,788,769
Federal Home Loan Bank Discount Notes (c)	3.595%	11/10/2026	11/10/2026	455,800,000	449,791,796
Federal Home Loan Bank Discount Notes (c)	3.605%	10/16/2026	10/16/2026	181,180,000	179,238,682
Federal Home Loan Banks, SOFR + 0.03% (a)	3.650%	07/01/2026	12/21/2026	115,000,000	115,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	3.650%	07/01/2026	12/22/2026	150,000,000	150,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	12/15/2026	150,000,000	150,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	12/17/2026	350,000,000	350,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	12/21/2026	300,000,000	300,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	01/04/2027	108,000,000	108,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.660%	07/01/2026	11/25/2026	485,700,000	485,700,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.660%	07/01/2026	02/04/2027	599,200,000	599,200,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.660%	07/01/2026	02/18/2027	387,500,000	387,500,000
Federal Home Loan Banks, SOFR + 0.05% (a)	3.665%	07/01/2026	12/24/2026	352,900,000	352,900,000
Federal Home Loan Banks, SOFR + 0.06% (a)	3.675%	07/01/2026	02/18/2027	363,100,000	363,100,000
Federal Home Loan Banks, SOFR + 0.06% (a)	3.680%	07/01/2026	08/20/2027	238,100,000	238,100,000
Federal Home Loan Banks, SOFR + 0.07% (a)	3.685%	07/01/2026	06/15/2027	645,000,000	645,000,000
Federal Home Loan Banks, SOFR + 0.07% (a)	3.690%	07/01/2026	12/06/2027	243,000,000	243,000,000
Federal Home Loan Banks, SOFR + 0.08% (a)	3.700%	07/01/2026	10/04/2027	214,500,000	214,500,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.705%	07/01/2026	01/20/2028	229,000,000	229,000,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.705%	07/01/2026	03/06/2028	242,900,000	242,900,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	12/02/2027	500,000,000	500,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	12/03/2027	$220,800,000	$220,800,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	02/09/2028	121,400,000	121,400,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	02/11/2028	189,300,000	189,300,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.715%	07/01/2026	05/10/2027	369,000,000	369,000,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.720%	07/01/2026	12/20/2027	500,000,000	500,000,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.730%	07/01/2026	01/03/2028	235,800,000	235,800,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.730%	07/01/2026	01/05/2028	236,600,000	236,600,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.745%	07/01/2026	08/18/2027	145,900,000	145,900,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.745%	07/01/2026	10/22/2027	2,605,000	2,605,945
Federal Home Loan Banks, SOFR + 0.13% (a)	3.745%	07/01/2026	10/27/2027	30,390,000	30,401,138
Federal Home Loan Banks, SOFR + 0.13% (a)	3.750%	07/01/2026	10/22/2027	3,165,000	3,166,347
Federal Home Loan Banks, SOFR + 0.14% (a)	3.755%	07/01/2026	01/19/2027	192,600,000	192,600,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.755%	07/01/2026	01/21/2027	163,700,000	163,700,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.760%	07/01/2026	09/18/2026	185,000,000	185,000,129
Federal Home Loan Banks, SOFR + 0.14% (a)	3.760%	07/01/2026	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.20% (a)	3.820%	07/01/2026	12/18/2026	47,000,000	47,011,266
Federal Home Loan Mortgage Corp., SOFR + 0.10% (a)	3.715%	07/01/2026	05/05/2027	559,100,000	559,100,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	08/11/2027	95,600,000	95,600,000
Federal Home Loan Mortgage Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	09/02/2027	143,200,000	143,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/16/2026	416,300,000	416,309,580
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/22/2027	476,800,000	476,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/06/2027	478,200,000	478,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/14/2027	190,000,000	190,000,000
Federal National Mortgage Association, SOFR + 0.08% (a)	3.700%	07/01/2026	12/22/2027	413,600,000	413,600,000
Federal National Mortgage Association, SOFR + 0.08% (a)	3.700%	07/01/2026	01/07/2028	319,600,000	319,600,000
Federal National Mortgage Association, SOFR + 0.09% (a)	3.705%	07/01/2026	03/06/2028	344,800,000	344,800,000
Federal National Mortgage Association, SOFR + 0.09% (a)	3.710%	07/01/2026	02/02/2028	293,300,000	293,300,000
Federal National Mortgage Association, SOFR + 0.12% (a)	3.740%	07/01/2026	07/29/2026	536,750,000	536,757,107
Federal National Mortgage Association, SOFR + 0.14% (a)	3.755%	07/01/2026	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	09/11/2026	530,800,000	530,799,771
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	10/23/2026	91,700,000	91,700,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	11/20/2026	713,504,000	713,606,726
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	12/11/2026	126,100,000	126,100,000
TOTAL GOVERNMENT AGENCY DEBT					28,624,167,021
TREASURY DEBT—28.3%
U.S. Treasury Bills (c)	3.480%	07/09/2026	07/09/2026	2,142,630,000	2,140,974,473
U.S. Treasury Bills (c)	3.500%	07/02/2026	07/02/2026	2,212,670,000	2,212,455,143
U.S. Treasury Bills (c)	3.500%	08/13/2026	08/13/2026	1,205,800,000	1,200,759,086
U.S. Treasury Bills (c)	3.500%	08/20/2026	08/20/2026	1,372,530,000	1,365,859,528
U.S. Treasury Bills (c)	3.525%	07/30/2026	07/30/2026	1,100,100,000	1,096,976,174
U.S. Treasury Bills (c)	3.525%	08/27/2026	08/27/2026	799,650,000	795,186,953
U.S. Treasury Bills (c)	3.531%	08/06/2026	08/06/2026	1,301,030,000	1,296,438,970
U.S. Treasury Bills (c)	3.590%	10/22/2026	10/22/2026	631,000,000	623,889,506
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (c)	3.609%	10/08/2026	10/08/2026	$2,002,950,000	$1,983,055,126
U.S. Treasury Bills (c)	3.610%	07/23/2026	07/23/2026	894,000,000	892,027,737
U.S. Treasury Bills (c)	3.610%	10/15/2026	10/15/2026	2,364,800,000	2,339,687,719
U.S. Treasury Bills (c)	3.610%	11/05/2026	11/05/2026	2,199,000,000	2,170,995,124
U.S. Treasury Bills (c)	3.615%	11/12/2026	11/12/2026	3,400,000,000	3,354,284,581
U.S. Treasury Bills (c)	3.620%	09/01/2026	09/01/2026	190,000,000	188,815,456
U.S. Treasury Bills (c)	3.625%	08/18/2026	08/18/2026	480,000,000	477,680,000
U.S. Treasury Bills (c)	3.630%	09/24/2026	09/24/2026	761,900,000	755,369,882
U.S. Treasury Bills (c)	3.712%	10/01/2026	10/01/2026	3,600,600,000	3,566,609,024
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.874%	07/01/2026	01/31/2027	1,798,890,000	1,798,855,961
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.875%	07/01/2026	01/31/2028	2,128,380,000	2,128,291,516
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.879%	07/01/2026	04/30/2028	778,000,000	778,221,659
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.935%	07/01/2026	07/31/2027	1,287,480,000	1,287,109,940
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.936%	07/01/2026	04/30/2027	611,070,000	611,074,283
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	3.958%	07/01/2026	07/31/2026	2,084,470,000	2,084,350,605
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (a)	3.966%	07/01/2026	10/31/2027	504,000,000	504,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	3.981%	07/01/2026	10/31/2026	1,634,560,000	1,634,656,945
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	285,990,000	283,648,015
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	1,805,540,000	1,793,469,686
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	2,371,710,000	2,370,337,005
U.S. Treasury Notes	3.573%	01/31/2027	01/31/2027	564,210,000	557,508,625
U.S. Treasury Notes	3.575%	02/15/2027	02/15/2027	1,394,780,000	1,399,516,620
U.S. Treasury Notes	3.576%	02/28/2027	02/28/2027	177,550,000	178,178,823
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	662,500,000	664,302,212
U.S. Treasury Notes	3.578%	01/31/2027	01/31/2027	224,860,000	225,561,844
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	950,470,000	952,083,133
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	2,162,640,000	2,144,315,116
U.S. Treasury Notes	3.587%	11/15/2026	11/15/2026	337,650,000	338,952,294
U.S. Treasury Notes	3.610%	09/30/2026	09/30/2026	371,932,000	370,063,295
U.S. Treasury Notes	3.617%	07/31/2026	07/31/2026	523,000,000	522,257,480
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	1,248,540,000	1,237,175,172
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	1,696,680,000	1,701,636,379
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	2,131,770,000	2,107,157,157
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	955,653,000	957,004,085
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	946,130,000	937,017,123
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	3,802,150,000	3,811,942,466
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	820,854,000	816,965,631
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	328,030,000	328,103,771
U.S. Treasury Notes	3.692%	08/31/2026	08/31/2026	109,750,000	109,336,053
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	1,781,535,000	1,777,179,978
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	1,302,186,000	1,302,908,694
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	485,483,000	481,355,305
U.S. Treasury Notes	3.759%	04/30/2027	04/30/2027	353,670,000	353,639,479
U.S. Treasury Notes	3.845%	03/31/2027	03/31/2027	135,160,000	131,997,414
TOTAL TREASURY DEBT					65,141,238,246
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—18.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal National Mortgage Associations, 0.447% - 5.500% due 03/25/2033 - 06/25/2056, Federal Home Loan Mortgage Corporations, 0.000% - 5.000% due 10/15/2047 - 06/25/2056 and Government National Mortgage Associations, 0.000% - 13.654% due 05/20/2040 - 09/20/2074, valued at $1,589,052,952); expected proceeds $1,498,151,881	3.650%	07/01/2026	07/01/2026	$1,498,000,000	$1,498,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Government National Mortgage Associations, 5.500% - 6.500% due 05/20/2056 - 06/20/2056, valued at $51,000,001); expected proceeds $50,005,070	3.650%	07/01/2026	07/01/2026	50,000,000	50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 6.000% due 02/15/2040 - 06/25/2056, Federal National Mortgage Associations, 0.000% - 6.000% due 09/25/2026 - 03/25/2061, Government National Mortgage Associations, 0.000% - 6.000% due 02/20/2032 - 11/20/2074 and U.S. Treasury Strips, 0.000% due 08/15/2030 - 08/15/2052, valued at $509,750,216); expected proceeds $495,050,188	3.650%	07/01/2026	07/01/2026	495,000,000	495,000,000
Agreement with Canadian Imperial Bank of Commerce and
Bank of New York Mellon (Tri-Party), dated 06/30/2026
(collateralized by Federal Home Loan Mortgage
Corporations, 1.500% - 7.500% due 05/01/2033 -
07/01/2056, Federal National Mortgage Associations,
1.500% - 7.500% due 01/01/2027 - 01/01/2057,
Government National Mortgage Associations, 3.000% -
7.500% due 11/15/2038 - 07/20/2055, U.S. Treasury
Bills, 0.000% due 07/21/2026 - 04/15/2027,
U.S. Treasury Strips, 0.000% due 11/15/2026 -
11/15/2029, U.S. Treasury Bonds, 2.250% - 3.625% due
05/15/2042 - 02/15/2049, U.S. Treasury Notes, 0.625% -
4.625% due 12/31/2027 - 11/30/2032 and a
U.S. Treasury Inflation Index Note, 1.250% due
04/15/2031, valued at $1,009,800,040); expected
proceeds $990,100,375
	3.650%	07/01/2026	07/01/2026	990,000,000	990,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2026 (collateralized by Federal National Mortgage Associations, 0.160% - 12.578% due 07/25/2029 - 11/25/2057, Federal Home Loan Mortgage Corporations, 0.000% - 5.000% due 05/25/2029 - 08/25/2055 and Government National Mortgage Associations, 0.000% - 7.000% due 06/16/2042 - 05/20/2076, valued at $370,800,000); expected proceeds $364,488,000 (d)	3.740%	07/17/2026	07/17/2026	360,000,000	360,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/01/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 9.678% due 09/25/2027 - 08/15/2057, Federal National Mortgage Associations, 0.000% - 6.500% due 11/25/2027 - 10/25/2060 and Government National Mortgage Associations, 0.000% - 7.000% due 05/20/2037 - 12/20/2075, valued at $515,000,000); expected proceeds $506,115,278 (d)	3.700%	08/28/2026	08/28/2026	$500,000,000	$500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 6.000% due 05/25/2028 - 06/25/2056, Federal National Mortgage Associations, 0.000% - 6.000% due 07/25/2032 - 03/25/2060 and Government National Mortgage Associations, 0.000% - 7.500% due 05/20/2041 - 04/20/2076, valued at $978,500,000); expected proceeds $961,748,333 (d)	3.710%	07/01/2026	10/28/2026	950,000,000	950,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 8.978% due 09/25/2026 - 05/25/2056, Federal National Mortgage Associations, 0.000% - 5.500% due 06/25/2029 - 06/25/2056 and Government National Mortgage Associations, 0.000% - 7.000% due 12/16/2039 - 09/20/2075, valued at $515,000,000); expected proceeds $500,050,695	3.650%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 7.000% due 05/01/2032 - 03/01/2056, Federal Home Loan Banks, 2.750% - 5.350% due 06/23/2031 - 06/12/2034, Federal National Mortgage Associations, 1.170% - 6.500% due 10/01/2030 - 05/01/2056, Government National Mortgage Associations, 2.291% - 7.500% due 10/20/2047 - 04/20/2056 and a U.S. Treasury Bond, 1.625% due 11/15/2050, valued at $1,009,124,078); expected proceeds $989,100,274	3.650%	07/01/2026	07/01/2026	989,000,000	989,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 04/01/2031 and Federal National Mortgage Associations, 1.500% - 7.500% due 05/01/2030 - 07/01/2060, valued at $1,020,000,000); expected proceeds $1,000,101,389	3.650%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.000% due 01/01/2032 - 06/01/2056, Federal National Mortgage Associations, 2.000% - 7.500% due 09/01/2029 - 02/01/2064, Government National Mortgage Associations, 4.500% - 5.500% due 12/20/2054 - 04/20/2056 and U.S. Treasury Notes, 3.625% - 4.250% due 06/30/2029 - 08/15/2035, valued at $2,907,000,046); expected proceeds $2,850,288,958	3.650%	07/01/2026	07/01/2026	2,850,000,000	2,850,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.500% due 10/01/2027 - 06/01/2056, Federal National Mortgage Associations, 1.000% - 8.500% due 08/01/2028 - 06/01/2063 and U.S. Treasury Notes, 1.250% - 4.125% due 01/31/2028 - 03/31/2032, valued at $9,180,000,001); expected proceeds $9,000,912,500	3.650%	07/01/2026	07/01/2026	$9,000,000,000	$9,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 03/01/2051 - 06/01/2056 and Federal National Mortgage Associations, 3.500% - 7.000% due 10/01/2051 - 01/01/2056, valued at $2,040,000,000); expected proceeds $2,000,203,333	3.660%	07/01/2026	07/01/2026	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 7.000% due 05/01/2028 - 07/01/2056, Federal National Mortgage Associations, 0.020% - 6.500% due 05/01/2036 - 07/25/2056 and Government National Mortgage Associations, 0.000% - 8.739% due 03/15/2029 - 04/20/2075, valued at $7,017,242,490); expected proceeds $6,871,696,643	3.650%	07/01/2026	07/01/2026	6,871,000,000	6,871,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.913% - 7.500% due 01/01/2031 - 06/01/2056 and Federal National Mortgage Associations, 2.000% - 7.000% due 12/01/2027 - 07/01/2056, valued at $805,800,001); expected proceeds $790,080,097	3.650%	07/01/2026	07/01/2026	790,000,000	790,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% - 6.500% due 10/01/2052 - 05/01/2056, Federal National Mortgage Associations, 2.500% - 6.500% due 02/01/2032 - 12/01/2055 and a U.S. Treasury Note, 3.750% due 10/31/2032, valued at $204,000,001); expected proceeds $200,020,278	3.650%	07/01/2026	07/01/2026	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 6.500% due 09/25/2026 - 03/25/2061, Federal National Mortgage Associations, 0.000% - 6.500% due 09/25/2027 - 03/25/2060 and Government National Mortgage Associations, 0.000% - 6.500% due 03/16/2030 - 12/16/2068, valued at $3,335,912,816); expected proceeds $3,280,392,000 (d)	3.740%	07/01/2026	10/23/2026	3,240,000,000	3,240,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 4.500% due 02/01/2041 - 11/01/2048, Federal National Mortgage Associations, 1.500% - 7.000% due 10/01/2028 - 05/01/2058 and Government National Mortgage Associations, 3.000% - 4.000% due 03/15/2041 - 09/20/2065, valued at $2,450,040,000); expected proceeds $2,402,243,536	3.650%	07/01/2026	07/01/2026	$2,402,000,000	$2,402,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.901% - 6.000% due 09/01/2051 - 06/01/2056, Federal National Mortgage Associations, 2.500% - 5.500% due 10/01/2044 - 06/01/2064, a Government National Mortgage Association, 3.500% due 12/20/2051 and U.S. Treasury Notes, 2.500% - 3.500% due 03/31/2027 - 03/15/2029, valued at $255,000,002); expected proceeds $250,025,347	3.650%	07/01/2026	07/01/2026	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.000% due 07/25/2026 - 07/01/2056, Federal National Mortgage Associations, 2.000% - 7.000% due 08/01/2026 - 06/01/2056 and Government National Mortgage Associations, 3.000% - 8.000% due 12/15/2030 - 06/20/2056, valued at $1,071,197,879); expected proceeds $1,050,106,458	3.650%	07/01/2026	07/01/2026	1,050,000,000	1,050,000,000
Agreement with Morgan Stanley & Co. LLC and Bank of New York Mellon (Tri-Party), dated 06/26/2026 (collateralized by Federal Home Loan Mortgage Corporations, 4.650% - 5.500% due 07/25/2029 - 08/25/2055, Federal Home Loan Mortgage Corporation Strip, 3.000% due 06/15/2050, Federal National Mortgage Associations, 3.008% - 4.528% due 08/25/2035 - 09/25/2054, Federal National Mortgage Associations Strips, 0.000% - 5.000% due 11/01/2039 - 01/01/2040 and a Government National Mortgage Association, 2.541% due 05/20/2053, valued at $255,290,931); expected proceeds $252,356,250 (d)	3.770%	07/01/2026	09/24/2026	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.005% - 8.000% due 08/01/2027 - 01/01/2056, Federal Home Loan Banks, 2.500% - 3.675% due 07/09/2027 - 12/10/2027, Federal National Mortgage Associations, 1.000% - 7.000% due 07/25/2026 - 01/01/2056, Government National Mortgage Associations, 2.000% - 8.000% due 09/20/2026 - 05/20/2056 and a U.S. Treasury Note, 3.874% due 01/31/2027, valued at $1,392,300,049); expected proceeds $1,365,138,775	3.660%	07/01/2026	07/01/2026	1,365,000,000	1,365,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 09/01/2040 - 06/01/2056, Federal National Mortgage Associations, 2.000% - 6.500% due 08/01/2031 - 04/01/2056, Government National Mortgage Associations, 2.500% - 6.500% due 02/20/2039 - 06/20/2056 and a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, valued at $865,980,000); expected proceeds $849,086,079	3.650%	07/01/2026	07/01/2026	$849,000,000	$849,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.000% due 04/01/2029 - 07/01/2056, Federal National Mortgage Associations, 2.000% - 7.000% due 07/01/2031 - 12/01/2062, Government National Mortgage Associations, 2.500% - 7.000% due 06/20/2027 - 12/20/2065 and U.S. Treasury Notes, 3.750% - 4.375% due 08/31/2026 - 05/15/2034, valued at $510,000,000); expected proceeds $500,050,694	3.650%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with UBS Securities LLC and Bank of New York
Mellon (Tri-Party), dated 06/30/2026 (collateralized by
Federal Home Loan Banks, 2.900% - 4.600% due
05/28/2027 - 02/18/2037, Federal Farm Credit Banks,
0.900% - 5.370% due 08/03/2026 - 04/22/2041, Federal
Home Loan Mortgage Corporations, 0.000% - 6.750%
due 08/15/2027 - 02/20/2031, Federal National
Mortgage Associations, 0.000% - 6.625% due
03/23/2027 - 11/15/2030, Resolution Funding Strips,
0.000% due 07/15/2026, Tennessee Valley Authorities,
0.000% - 5.880% due 11/01/2026 - 09/15/2039,
U.S. Treasury Bills, 0.000% due 08/27/2026 -
12/17/2026, U.S. Treasury Strips, 0.000% due
08/15/2026 - 11/15/2052, U.S. Treasury Bonds, 1.750%
- 6.500% due 11/15/2026 - 05/15/2055, U.S. Treasury
Inflation Index Bonds, 0.125% - 3.875% due 01/15/2027
- 02/15/2056, U.S. Treasury Inflation Index Notes,
0.125% - 2.375% due 01/15/2027 - 07/15/2035 and
U.S. Treasury Notes, 0.500% - 4.875% due 07/15/2026 -
05/15/2036, valued at $153,000,000); expected
proceeds $150,015,208
	3.650%	07/01/2026	07/01/2026	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal National Mortgage Associations, 1.500% - 8.000% due 12/01/2026 - 05/01/2058, valued at $2,242,187,310); expected proceeds $2,198,222,853	3.650%	07/01/2026	07/01/2026	2,198,000,000	2,198,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					41,297,000,000
TREASURY REPURCHASE AGREEMENTS—32.8%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2026 (collateralized by U.S. Treasury Notes, 0.875% – 4.875% due 06/15/2027 – 11/15/2055, valued at $3,021,562,904); expected proceeds $2,965,300,618	3.650%	07/01/2026	07/01/2026	2,965,000,000	2,965,000,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2054 and a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2031, valued at $510,000,001); expected proceeds $500,050,694	3.650%	07/01/2026	07/01/2026	$500,000,000	$500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 10/15/2028 - 01/15/2033, valued at $357,000,022); expected proceeds $350,035,389	3.640%	07/01/2026	07/01/2026	350,000,000	350,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 01/15/2027 - 04/15/2031, valued at $703,800,089); expected proceeds $690,070,917	3.700%	07/01/2026	07/01/2026	690,000,000	690,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2026 and U.S. Treasury Notes, 3.625% - 4.000% due 08/31/2029 - 02/28/2030, valued at $44,952); expected proceeds $44,004	3.500%	07/01/2026	07/01/2026	44,000	44,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 12/24/2026 and U.S. Treasury Bonds, 2.000% - 4.750% due 08/15/2051 - 02/15/2056, valued at $102,000,015); expected proceeds $100,010,000	3.600%	07/01/2026	07/01/2026	100,000,000	100,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 1.375% - 2.375% due 01/15/2027 - 02/15/2056 and a U.S. Treasury Bond, 4.000% due 11/15/2052, valued at $1,020,000,050); expected proceeds $1,000,100,833	3.630%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 03/16/2026 (collateralized by U.S. Treasury Bills, 0.000% due 06/10/2027, U.S. Treasury Bonds, 2.750% - 6.375% due 08/15/2027 - 02/15/2055 and U.S. Treasury Notes, 1.750% - 4.875% due 07/31/2026 - 02/15/2035, valued at $790,500,042); expected proceeds $784,478,681 (d)	3.700%	07/13/2026	07/13/2026	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/17/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2026 - 12/24/2026, U.S. Treasury Bonds, 1.625% - 4.500% due 05/15/2038 - 11/15/2050 and U.S. Treasury Notes, 0.625% - 4.875% due 10/31/2026 - 04/30/2031, valued at $612,000,000); expected proceeds $600,912,500	3.650%	07/02/2026	07/02/2026	600,000,000	600,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, a U.S. Treasury Inflation Index Note, 1.625% due 10/15/2027 and a U.S. Treasury Note, 4.000% due 07/31/2029, valued at $3,315,000,013); expected proceeds $3,250,328,611	3.640%	07/01/2026	07/01/2026	3,250,000,000	3,250,000,000
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/09/2026 - 06/10/2027 and U.S. Treasury Notes, 0.375% - 4.625% due 07/31/2026 - 11/15/2034, valued at $8,160,000,024); expected proceeds $8,000,808,889	3.640%	07/01/2026	07/01/2026	$8,000,000,000	$8,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/09/2026 - 06/10/2027, U.S. Treasury Bonds, 1.125% - 4.875% due 05/15/2038 - 11/15/2055 and U.S. Treasury Notes, 0.500% - 4.875% due 07/31/2026 - 11/15/2035, valued at $8,160,000,059); expected proceeds $8,000,811,111	3.650%	07/01/2026	07/01/2026	8,000,000,000	8,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/21/2026 - 10/13/2026, valued at $102,000,054); expected proceeds $100,010,111	3.640%	07/01/2026	07/01/2026	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/23/2026 - 02/18/2027, U.S. Treasury Bonds, 1.125% - 5.000% due 02/15/2039 - 05/15/2056 and U.S. Treasury Notes, 0.500% - 4.875% due 08/31/2026 - 11/15/2035, valued at $6,109,800,000); expected proceeds $5,990,605,656	3.640%	07/01/2026	07/01/2026	5,990,000,000	5,990,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/20/2026, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 01/15/2031 - 07/15/2032 and U.S. Treasury Notes, 3.500% - 4.250% due 02/15/2029 - 08/15/2035, valued at $1,020,000,058); expected proceeds $1,000,100,000	3.600%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/22/2026 and a U.S. Treasury Note, 3.750% due 12/31/2028, valued at $1,866,600,054); expected proceeds $1,830,185,033	3.640%	07/01/2026	07/01/2026	1,830,000,000	1,830,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 2.375% - 4.750% due 15/02/2043 - 15/02/2055, valued at $5,967,603,354); expected proceeds $5,850,591,500	3.640%	07/01/2026	07/01/2026	5,850,000,000	5,850,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bill, 0.000% due 10/20/2026 and U.S. Treasury Notes, 2.875% - 4.250% due 04/30/2027 - 05/15/2035, valued at $4,080,000,000); expected proceeds $4,000,405,556	3.650%	07/01/2026	07/01/2026	4,000,000,000	4,000,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2045 and U.S. Treasury Notes, 1.875% - 4.250% due 11/30/2031 - 08/15/2035, valued at $5,661,000,000); expected proceeds $5,550,561,167	3.640%	07/01/2026	07/01/2026	5,550,000,000	5,550,000,000
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027 and U.S. Treasury Notes, 1.875% – 4.625% due 08/15/2027 – 11/15/2049, valued at $6,120,248,097); expected proceeds $6,000,610,000	3.660%	07/01/2026	07/01/2026	$6,000,000,000	$6,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 3.125% due 05/15/2048 and a U.S. Treasury Note, 3.981% due 10/31/2026, valued at $255,000,031); expected proceeds $250,024,306	3.500%	07/01/2026	07/01/2026	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 4.250% due 06/30/2033 and a U.S. Treasury Strip, 0.000% due 11/15/2040, valued at $510,000,001); expected proceeds $500,041,667	3.000%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.250% due 06/30/2033 - 11/15/2034, valued at $510,000,092); expected proceeds $500,038,194	2.750%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2036 - 02/15/2054, a U.S. Treasury Bond, 3.000% due 05/15/2042 and a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2028, valued at $306,000,001); expected proceeds $300,030,333	3.640%	07/01/2026	07/01/2026	300,000,000	300,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2026 (collateralized by U.S. Treasury Notes, 1.750% - 4.375% due 11/30/2028 - 01/31/2029, valued at $953,700,065); expected proceeds $936,037,071	3.630%	07/01/2026	07/07/2026	935,000,000	935,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029 and U.S. Treasury Notes, 1.250% - 4.250% due 08/31/2027 - 07/31/2032, valued at $12,049,260,135); expected proceeds $11,814,194,426	3.640%	07/01/2026	07/01/2026	11,813,000,000	11,813,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.125% – 4.875% due 02/28/2027 – 02/15/2036 and a U.S. Treasury Bill, 0.000% due 07/30/2026, valued at $1,412,440,559); expected proceeds $1,385,140,039	3.640%	07/01/2026	07/01/2026	1,385,000,000	1,385,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $560,984,026); expected proceeds $550,055,611	3.640%	07/01/2026	07/01/2026	550,000,000	550,000,000
Agreement with Prudential Insurance Co., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 2.375%–4.625% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2037 – 05/15/2052, valued at $601,017,698); expected proceeds $589,204,896	3.660%	07/01/2026	07/01/2026	589,145,000	589,145,000
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Prudential Legacy Insurance Co., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.000% – 4.750% due 12/31/2032 – 11/15/2053 and a U.S. Treasury Strip, 0.000% due 02/15/2040, valued at $153,434,895); expected proceeds $150,540,303	3.660%	07/01/2026	07/01/2026	$150,525,000	$150,525,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Notes, 0.500% - 4.875% due 07/31/2026 - 02/15/2033, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 01/15/2029 - 07/15/2035 and U.S. Treasury Strips, 0.000% due 05/15/2029 - 11/15/2035, valued at $1,581,000,042); expected proceeds $1,550,156,722	3.640%	07/01/2026	07/01/2026	1,550,000,000	1,550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 4.125% due 06/30/2031, valued at $428,400,045); expected proceeds $420,042,583	3.650%	07/01/2026	07/01/2026	420,000,000	420,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					75,492,714,000
TOTAL INVESTMENTS –91.6% (e)(f)					210,555,119,267
Other Assets in Excess of Liabilities —8.4%					19,390,095,025
NET ASSETS –100.0%					$229,945,214,292

(a)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)	When-issued security.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $6,075,000,000 or 2.6% of net assets as of June 30, 2026.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).

Abbreviations:
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$94,455,405,267
Repurchase agreements, at value and amortized cost	116,099,714,000
Total Investments	210,555,119,267
Cash	22,779,110,612
Interest receivable — unaffiliated issuers	358,524,389
TOTAL ASSETS	233,692,754,268
LIABILITIES
Payable for investments purchased	3,731,509,025
Advisory and administrator fee payable	9,248,839
Custody, sub-administration and transfer agent fees payable	6,232,746
Trustees’ fees and expenses payable	7,648
Professional fees payable	386,329
Printing fees payable	111,394
Accrued expenses and other liabilities	43,995
TOTAL LIABILITIES	3,747,539,976
NET ASSETS	$229,945,214,292
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$4,082,128,286
EXPENSES
Advisory and administrator fee	54,948,616
Custodian, sub-administrator and transfer agent fees	6,526,468
Trustees’ fees and expenses	631,816
Professional fees and expenses	605,761
Printing and postage fees	72,134
Insurance expense	24,246
Miscellaneous expenses	20,019
TOTAL EXPENSES	62,829,060
NET INVESTMENT INCOME (LOSS)	$4,019,299,226
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	181,501
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,019,480,727
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,019,299,226	$7,608,288,217
Net realized gain (loss)	181,501	669,016
Net increase (decrease) in net assets resulting from operations	4,019,480,727	7,608,957,233
CAPITAL TRANSACTIONS
Contributions	568,105,781,681	817,194,006,112
Withdrawals	(563,151,545,392)	(777,573,572,045)
Net increase (decrease) in net assets from capital transactions	4,954,236,289	39,620,434,067
Net increase (decrease) in net assets during the period	8,973,717,016	47,229,391,300
Net assets at beginning of period	220,971,497,276	173,742,105,976
NET ASSETS AT END OF PERIOD	$229,945,214,292	$220,971,497,276
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	1.78%	4.32%	5.30%	5.17%	1.63%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$229,945,214	$220,971,497	$173,742,106	$152,097,365	$91,338,606	$97,388,223
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	3.66%(b)	4.25%	5.14%	5.06%	1.71%	0.01%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4. Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the Portfolio had invested in repurchase agreements with the gross values of $116,099,714,000 and associated collateral equal to $119,253,376,191.
5. Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2026.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8. Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and  non-management expenses over the past five calendar years; and
 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data
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Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board
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Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street Treasury Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—103.8%
U.S. Treasury Bills (a)	3.480%	07/09/2026	07/09/2026	$1,356,808,000	$1,355,722,142
U.S. Treasury Bills (a)	3.500%	08/13/2026	08/13/2026	562,109,000	559,718,344
U.S. Treasury Bills (a)	3.500%	08/20/2026	08/20/2026	160,530,000	159,739,361
U.S. Treasury Bills (a)	3.525%	07/30/2026	07/30/2026	68,800,000	68,604,637
U.S. Treasury Bills (a)	3.525%	08/27/2026	08/27/2026	45,000,000	44,748,844
U.S. Treasury Bills (a)	3.531%	08/06/2026	08/06/2026	109,800,000	109,412,541
U.S. Treasury Bills (a)	3.580%	07/02/2026	07/02/2026	2,170,080,000	2,169,865,146
U.S. Treasury Bills (a)	3.590%	10/22/2026	10/22/2026	105,000,000	103,816,796
U.S. Treasury Bills (a)	3.605%	09/08/2026	09/08/2026	100,000,000	99,309,042
U.S. Treasury Bills (a)	3.606%	08/04/2026	08/04/2026	16,000	15,946
U.S. Treasury Bills (a)	3.609%	10/08/2026	10/08/2026	125,100,000	123,857,409
U.S. Treasury Bills (a)	3.610%	07/14/2026	07/14/2026	1,222,435,200	1,220,842,649
U.S. Treasury Bills (a)	3.610%	07/21/2026	07/21/2026	365,000,000	364,270,472
U.S. Treasury Bills (a)	3.610%	07/23/2026	07/23/2026	124,000,000	123,726,442
U.S. Treasury Bills (a)	3.610%	07/28/2026	07/28/2026	499,954,000	498,600,375
U.S. Treasury Bills (a)	3.610%	10/15/2026	10/15/2026	177,400,000	175,516,154
U.S. Treasury Bills (a)	3.610%	11/05/2026	11/05/2026	225,000,000	222,134,562
U.S. Treasury Bills (a)	3.610%	11/12/2026	11/12/2026	224,600,000	221,580,090
U.S. Treasury Bills (a)	3.615%	07/07/2026	07/07/2026	909,070,000	908,523,089
U.S. Treasury Bills (a)	3.615%	09/10/2026	09/10/2026	250,000,000	248,217,604
U.S. Treasury Bills (a)	3.615%	09/15/2026	09/15/2026	76,900,000	76,313,125
U.S. Treasury Bills (a)	3.615%	11/19/2026	11/19/2026	194,950,000	192,189,575
U.S. Treasury Bills (a)	3.620%	09/01/2026	09/01/2026	91,000,000	90,432,666
U.S. Treasury Bills (a)	3.625%	07/16/2026	07/16/2026	250,000,000	249,622,396
U.S. Treasury Bills (a)	3.625%	08/18/2026	08/18/2026	603,100,000	600,166,193
U.S. Treasury Bills (a)	3.630%	09/24/2026	09/24/2026	270,900,000	268,544,474
U.S. Treasury Bills (a)	3.640%	09/17/2026	09/17/2026	575,000,000	570,469,635
U.S. Treasury Bills (a)	3.660%	08/25/2026	08/25/2026	500,000,000	497,204,167
U.S. Treasury Bills (a)	3.710%	10/01/2026	10/01/2026	350,100,000	346,794,930
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.874%	07/01/2026	01/31/2027	257,820,000	257,819,187
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.875%	07/01/2026	01/31/2028	487,000,000	486,965,024
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.879%	07/01/2026	04/30/2028	281,000,000	281,038,583
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.935%	07/01/2026	07/31/2027	221,000,000	220,959,590
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.936%	07/01/2026	04/30/2027	112,930,000	112,930,146
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (b)	3.958%	07/01/2026	07/31/2026	652,360,000	652,342,824
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (b)	3.966%	07/01/2026	10/31/2027	34,100,000	34,100,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (b)	3.981%	07/01/2026	10/31/2026	270,640,000	270,667,447
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	16,080,000	15,947,219
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	148,900,000	147,905,119
U.S. Treasury Notes	3.573%	01/31/2027	01/31/2027	42,400,000	41,896,402
U.S. Treasury Notes	3.575%	02/15/2027	02/15/2027	41,100,000	41,239,210
U.S. Treasury Notes	3.576%	02/28/2027	02/28/2027	12,700,000	12,744,979
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	50,800,000	50,938,437
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	59,200,000	59,298,412
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	123,650,000	122,594,425
U.S. Treasury Notes	3.610%	09/30/2026	09/30/2026	27,131,000	26,994,358
U.S. Treasury Notes	3.614%	09/30/2026	09/30/2026	162,560,000	162,457,200
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.617%	07/31/2026	07/31/2026	$56,100,000	$56,018,645
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	87,350,000	86,541,863
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	117,330,000	117,677,412
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	146,290,000	144,599,879
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	56,576,000	56,657,448
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	25,770,000	25,518,465
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	209,050,000	209,585,504
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	50,139,000	49,900,948
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	23,500,000	23,505,204
U.S. Treasury Notes	3.692%	08/31/2026	08/31/2026	7,500,000	7,471,712
U.S. Treasury Notes	3.721%	07/15/2026	07/15/2026	136,000,000	136,039,286
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	437,340,000	436,243,596
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	234,931,000	235,056,191
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	35,326,000	35,025,648
U.S. Treasury Notes	3.845%	03/31/2027	03/31/2027	11,200,000	10,937,933
TOTAL INVESTMENTS –103.8% (c)(d)					16,299,577,102
Liabilities in Excess of Other Assets —(3.8)%					(602,289,186)
NET ASSETS –100.0%					$15,697,287,916

(a)	Rate shown is the discount rate at time of purchase.
(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$16,299,577,102
Cash	505,667
Receivable for investments sold	199,881,667
Interest receivable — unaffiliated issuers	30,409,571
TOTAL ASSETS	16,530,374,007
LIABILITIES
Payable for investments purchased	831,826,816
Advisory and administrator fee payable	696,096
Custody, sub-administration and transfer agent fees payable	541,817
Trustees’ fees and expenses payable	1,153
Professional fees payable	20,209
TOTAL LIABILITIES	833,086,091
NET ASSETS	$15,697,287,916
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$305,891,975
EXPENSES
Advisory and administrator fee	4,112,243
Custodian, sub-administrator and transfer agent fees	503,001
Trustees’ fees and expenses	44,360
Professional fees	59,481
Printing and postage fees	7,712
Insurance expense	1,871
Miscellaneous expenses	12,280
TOTAL EXPENSES	4,740,948
NET INVESTMENT INCOME (LOSS)	$301,151,027
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(40,706)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$301,110,321
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$301,151,027	$575,645,688
Net realized gain (loss)	(40,706)	147,567
Net increase (decrease) in net assets resulting from operations	301,110,321	575,793,255
CAPITAL TRANSACTIONS
Contributions	33,250,941,497	38,033,558,994
Withdrawals	(33,901,629,143)	(36,686,214,622)
Net increase (decrease) in net assets from capital transactions	(650,687,646)	1,347,344,372
Net increase (decrease) in net assets during the period	(349,577,325)	1,923,137,627
Net assets at beginning of period	16,046,865,241	14,123,727,614
NET ASSETS AT END OF PERIOD	$15,697,287,916	$16,046,865,241
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	1.78%	4.27%	5.29%	5.10%	1.49%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,697,288	$16,046,865	$14,123,728	$14,226,236	$12,678,909	$14,060,872
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	3.63%(c)	4.20%	5.13%	4.94%	1.46%	0.00%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4. Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2026.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6. Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7. Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of;
 o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
 o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was equal to the median of its Performance Group for the 5-year period. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—35.0%
U.S. Treasury Bills (a)	3.480%	07/09/2026	07/09/2026	$571,850,000	$571,408,154
U.S. Treasury Bills (a)	3.500%	07/02/2026	07/02/2026	605,580,000	605,521,196
U.S. Treasury Bills (a)	3.500%	08/13/2026	08/13/2026	331,600,000	330,213,728
U.S. Treasury Bills (a)	3.500%	08/20/2026	08/20/2026	377,470,000	375,635,502
U.S. Treasury Bills (a)	3.525%	07/30/2026	07/30/2026	302,280,000	301,421,651
U.S. Treasury Bills (a)	3.525%	08/27/2026	08/27/2026	219,900,000	218,672,683
U.S. Treasury Bills (a)	3.531%	08/06/2026	08/06/2026	347,600,000	346,373,401
U.S. Treasury Bills (a)	3.590%	10/22/2026	10/22/2026	650,300,000	642,972,022
U.S. Treasury Bills (a)	3.609%	10/08/2026	10/08/2026	780,800,000	773,044,483
U.S. Treasury Bills (a)	3.610%	07/23/2026	07/23/2026	258,000,000	257,430,823
U.S. Treasury Bills (a)	3.610%	10/15/2026	10/15/2026	768,400,000	760,240,208
U.S. Treasury Bills (a)	3.610%	11/05/2026	11/05/2026	1,301,000,000	1,284,431,404
U.S. Treasury Bills (a)	3.610%	11/12/2026	11/12/2026	1,104,500,000	1,089,649,210
U.S. Treasury Bills (a)	3.615%	09/15/2026	09/15/2026	252,000,000	250,076,820
U.S. Treasury Bills (a)	3.615%	11/19/2026	11/19/2026	1,105,000,000	1,089,353,575
U.S. Treasury Bills (a)	3.620%	09/01/2026	09/01/2026	306,800,000	304,887,272
U.S. Treasury Bills (a)	3.625%	08/18/2026	08/18/2026	125,000,000	124,395,833
U.S. Treasury Bills (a)	3.630%	09/24/2026	09/24/2026	226,000,000	224,062,992
U.S. Treasury Bills (a)	3.712%	10/01/2026	10/01/2026	1,240,400,000	1,228,690,174
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.874%	07/01/2026	01/31/2027	1,975,844,000	1,975,823,809
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.875%	07/01/2026	01/31/2028	2,234,000,000	2,233,865,573
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.879%	07/01/2026	04/30/2028	1,191,000,000	1,191,165,695
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.935%	07/01/2026	07/31/2027	493,010,000	492,854,903
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.936%	07/01/2026	04/30/2027	494,500,000	494,500,669
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (b)	3.958%	07/01/2026	07/31/2026	1,610,090,000	1,610,037,403
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (b)	3.966%	07/01/2026	10/31/2027	136,500,000	136,500,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (b)	3.981%	07/01/2026	10/31/2026	1,811,210,000	1,811,273,853
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	96,440,000	95,643,515
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	628,220,000	624,025,266
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	721,380,000	720,964,343
U.S. Treasury Notes	3.573%	01/31/2027	01/31/2027	147,300,000	145,550,434
U.S. Treasury Notes	3.575%	02/15/2027	02/15/2027	370,200,000	371,457,357
U.S. Treasury Notes	3.576%	02/28/2027	02/28/2027	46,700,000	46,865,396
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	207,030,000	207,592,572
U.S. Treasury Notes	3.578%	01/31/2027	01/31/2027	59,200,000	59,384,778
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	455,900,000	456,655,468
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	812,510,000	805,632,276
U.S. Treasury Notes	3.587%	11/15/2026	11/15/2026	25,940,000	26,037,931
U.S. Treasury Notes	3.610%	09/30/2026	09/30/2026	246,523,000	245,267,719
U.S. Treasury Notes	3.617%	07/31/2026	07/31/2026	149,600,000	149,387,608
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	603,870,000	598,192,123
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	867,270,000	869,735,428
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	605,670,000	598,673,706
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	267,912,000	268,292,156
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	269,490,000	266,885,665
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	1,072,350,000	1,075,068,509
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	233,838,000	232,730,424
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	$93,810,000	$93,830,762
U.S. Treasury Notes	3.692%	08/31/2026	08/31/2026	31,300,000	31,181,945
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	528,628,000	527,335,513
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	323,786,000	323,961,297
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	134,514,000	133,370,232
U.S. Treasury Notes	3.759%	04/30/2027	04/30/2027	69,000,000	68,994,046
U.S. Treasury Notes	3.759%	04/30/2027	04/30/2027	150,000,000	148,777,659
U.S. Treasury Notes	3.845%	03/31/2027	03/31/2027	41,900,000	40,919,589
TOTAL TREASURY DEBT					29,956,916,753
TREASURY REPURCHASE AGREEMENTS—57.9%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.125% – 5.000% due 10/31/2028 – 05/15/2056, valued at $1,238,861,769); expected proceeds $1,210,122,681	3.650%	07/01/2026	07/01/2026	1,210,000,000	1,210,000,000
Agreement with Banco Bilbao Vizcaya Argentaria SA and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/20/2026, U.S. Treasury Inflation Index Bonds, 0.125% - 2.500% due 01/15/2029 - 02/15/2052, a U.S. Treasury Bond, 5.000% due 05/15/2056, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 07/15/2027 - 01/15/2035 and U.S. Treasury Notes, 0.875% - 4.625% due 09/30/2026 - 11/15/2035, valued at $2,606,100,009); expected proceeds $2,555,258,339	3.640%	07/01/2026	07/01/2026	2,555,000,000	2,555,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/14/2026 - 10/15/2026 and U.S. Treasury Notes, 1.500% - 4.375% due 07/31/2026 - 06/30/2028, valued at $331,013,530); expected proceeds $324,555,813	3.640%	07/01/2026	07/01/2026	324,523,000	324,523,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 1.000% - 2.125% due 02/15/2044 - 02/15/2054, U.S. Treasury Bonds, 1.250% - 3.000% due 08/15/2046 - 05/15/2052, U.S. Treasury Notes, 0.625% - 4.875% due 08/31/2026 - 05/15/2036 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 01/15/2027 - 04/15/2030, valued at $612,000,014); expected proceeds $600,060,667	3.640%	07/01/2026	07/01/2026	600,000,000	600,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 04/15/2027 - 04/15/2031, valued at $285,600,024); expected proceeds $280,028,778	3.700%	07/01/2026	07/01/2026	280,000,000	280,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% - 1.250% due 01/15/2027 - 04/15/2031, valued at $153,000,070); expected proceeds $150,015,167	3.640%	07/01/2026	07/01/2026	150,000,000	150,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2027 - 08/15/2054, U.S. Treasury Inflation Index Bonds, 0.250% - 3.375% due 04/15/2032 - 02/15/2050, a U.S. Treasury Bond, 4.625% due 11/15/2044, U.S. Treasury Notes, 1.125% - 4.625% due 07/31/2027 - 05/15/2034 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2027 - 07/15/2034, valued at $960,840,000); expected proceeds $942,095,247	3.640%	07/01/2026	07/01/2026	$942,000,000	$942,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 3.625% due 04/15/2028 - 02/15/2051, U.S. Treasury Bonds, 2.000% - 4.750% due 11/15/2041 - 11/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 04/15/2027 - 01/15/2036 and U.S. Treasury Notes, 0.500% - 4.625% due 09/30/2026 - 11/15/2035, valued at $2,050,200,020); expected proceeds $2,010,203,233	3.640%	07/01/2026	07/01/2026	2,010,000,000	2,010,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027 and a U.S. Treasury Note, 3.875% due 03/31/2031, valued at $300,900,001); expected proceeds $295,029,828	3.640%	07/01/2026	07/01/2026	295,000,000	295,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Bonds, 2.500% - 3.000% due 05/15/2042 - 02/15/2048, U.S. Treasury Notes, 2.875% - 4.625% due 12/15/2026 - 02/15/2033 and a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2035, valued at $102,646,680); expected proceeds $100,644,175	3.640%	07/01/2026	07/01/2026	100,634,000	100,634,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2026 - 02/15/2036, valued at $204,000,000); expected proceeds $200,020,222	3.640%	07/01/2026	07/01/2026	200,000,000	200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 03/16/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/09/2026 - 10/20/2026, U.S. Treasury Bonds, 1.125% - 4.625% due 08/15/2039 - 11/15/2055 and U.S. Treasury Notes, 0.500% - 4.875% due 07/31/2026 - 04/30/2033, valued at $229,500,034); expected proceeds $227,751,875 (c)	3.700%	07/13/2026	07/13/2026	225,000,000	225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 04/02/2026 (collateralized by U.S. Treasury Bills, 0.000% due 12/24/2026, U.S. Treasury Bonds, 2.375% - 4.500% due 05/15/2039 - 11/15/2049 and U.S. Treasury Notes, 0.625% - 4.625% due 08/15/2026 - 12/31/2030, valued at $510,000,055); expected proceeds $505,631,667 (c)	3.720%	07/20/2026	07/20/2026	500,000,000	500,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/17/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/11/2026 - 09/03/2026, U.S. Treasury Bonds, 1.625% - 4.750% due 08/15/2040 - 11/15/2050 and U.S. Treasury Notes, 0.625% - 4.625% due 08/15/2026 - 11/15/2032, valued at $204,000,003); expected proceeds $200,304,167	3.650%	07/02/2026	07/02/2026	$200,000,000	$200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $683,400,091); expected proceeds $670,067,744	3.640%	07/01/2026	07/01/2026	670,000,000	670,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/07/2026 - 06/10/2027, U.S. Treasury Bonds, 2.750% - 5.250% due 11/15/2028 - 11/15/2055 and U.S. Treasury Notes, 0.500% - 4.625% due 08/15/2026 - 08/15/2035, valued at $2,550,000,042); expected proceeds $2,500,253,472	3.650%	07/01/2026	07/01/2026	2,500,000,000	2,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/08/2026, a U.S. Treasury Bond, 1.125% due 05/15/2040 and U.S. Treasury Notes, 0.625% - 4.250% due 12/31/2027 - 05/15/2035, valued at $3,060,000,002); expected proceeds $3,000,303,333	3.640%	07/01/2026	07/01/2026	3,000,000,000	3,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.250% - 4.500% due 15/08/2039 - 15/11/2050, valued at $ 2,443,147,102); expected proceeds $2,395,242,161	3.640%	07/01/2026	07/01/2026	2,395,000,000	2,395,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.125% - 3.981% due 10/31/2026 - 07/31/2030, valued at $2,040,000,007); expected proceeds $2,000,202,222	3.640%	07/01/2026	07/01/2026	2,000,000,000	2,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.625% - 4.125% due 06/30/2028 - 09/30/2032, valued at $6,120,000,009); expected proceeds $6,000,606,667	3.640%	07/01/2026	07/01/2026	6,000,000,000	6,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.750% - 4.250% due 09/30/2032 - 05/31/2033, valued at $2,295,000,000); expected proceeds $2,250,227,500	3.640%	07/01/2026	07/01/2026	2,250,000,000	2,250,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 1.875% – 4.125% due 06/30/2028 – 11/15/2051, valued at $2,040,159,984); expected proceeds $2,000,203,333	3.660%	07/01/2026	07/01/2026	2,000,000,000	2,000,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.000% - 4.125% due 03/31/2032 - 02/15/2034 and U.S. Treasury Strips, 0.000% due 02/15/2038 - 02/15/2042, valued at $2,148,605,598); expected proceeds $2,106,688,988	3.640%	07/01/2026	07/01/2026	$2,106,476,000	$2,106,476,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.125% - 4.250% due 03/31/2032 - 06/30/2033, valued at $255,000,064); expected proceeds $250,024,306	3.500%	07/01/2026	07/01/2026	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 1.750% - 6.250% due 08/15/2029 - 08/15/2041, valued at $56,100,102); expected proceeds $55,005,561	3.640%	07/01/2026	07/01/2026	55,000,000	55,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2026 (collateralized by U.S. Treasury Bonds, 3.125% - 4.375% due 05/15/2041 - 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 07/15/2026 - 10/15/2029 and U.S. Treasury Notes, 4.125% - 4.625% due 07/31/2026 - 02/15/2035, valued at $285,600,006); expected proceeds $280,310,567	3.630%	07/01/2026	07/07/2026	280,000,000	280,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 1.375% - 5.000% due 02/15/2039 - 05/15/2047 and U.S. Treasury Notes, 4.125% - 4.500% due 06/30/2031 - 05/15/2035, valued at $9,773,640,208); expected proceeds $9,582,968,847	3.640%	07/01/2026	07/01/2026	9,582,000,000	9,582,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/11/2026 - 08/18/2026, U.S. Treasury Notes, 1.125% - 4.250% due 08/31/2026 - 08/15/2034 and a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030, valued at $224,422,705); expected proceeds $221,334,667 (c)	3.640%	07/01/2026	08/28/2026	220,000,000	220,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 09/24/2026, U.S. Treasury Bonds, 1.250% - 5.000% due 11/15/2040 - 05/15/2056, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2054, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 04/15/2030 - 01/15/2036 and U.S. Treasury Notes, 2.500% - 4.500% due 11/30/2026 - 08/15/2035, valued at $1,173,000,000); expected proceeds $1,150,116,278	3.640%	07/01/2026	07/01/2026	1,150,000,000	1,150,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.250% – 5.000% due 05/15/2034 – 05/15/2056, valued at $575,952,097); expected proceeds $565,057,128	3.640%	07/01/2026	07/01/2026	565,000,000	565,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.500% - 4.500% due 12/31/2026 - 03/31/2031, valued at $815,062,411); expected proceeds $799,080,788	3.640%	07/01/2026	07/01/2026	799,000,000	799,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $203,995,539); expected proceeds $200,020,222	3.640%	07/01/2026	07/01/2026	$200,000,000	$200,000,000
Agreement with Prudential Insurance Co., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% – 4.000% due 05/15/2043 – 11/15/2052 and a U.S. Treasury Strip, 0.000% due 02/15/2030, valued at $147,598,812); expected proceeds $144,813,877	3.660%	07/01/2026	07/01/2026	144,799,156	144,799,156
Agreement with Prudential Insurance Co., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.000%–4.750% due 08/15/2044 – 05/15/2055 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $312,378,207); expected proceeds $305,194,775	3.660%	07/01/2026	07/01/2026	305,163,750	305,163,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/20/2026 - 11/05/2026, U.S. Treasury Inflation Index Bonds, 0.250% - 1.500% due 02/15/2043 - 02/15/2053, U.S. Treasury Bonds, 3.000% - 4.875% due 11/15/2044 - 11/15/2055, U.S. Treasury Notes, 0.625% - 4.625% due 10/15/2027 - 08/15/2035 and U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 04/15/2028 - 07/15/2034, valued at $494,700,000); expected proceeds $485,049,039	3.640%	07/01/2026	07/01/2026	485,000,000	485,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 3.875% due 04/15/2029 - 02/15/2049, U.S. Treasury Bonds, 1.125% - 5.000% due 02/15/2037 - 05/15/2056, U.S. Treasury Notes, 1.125% - 4.125% due 10/31/2026 - 08/15/2033 and U.S. Treasury Strips, 0.000% due 05/15/2028 - 05/15/2036, valued at $1,020,000,069); expected proceeds $1,000,101,111	3.640%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 0.875% due 02/15/2045 - 02/15/2047, a U.S. Treasury Bond, 3.375% due 08/15/2042, U.S. Treasury Notes, 1.250% - 4.875% due 09/30/2027 - 02/15/2034 and a U.S. Treasury Inflation Index Note, 1.125% due 10/15/2030, valued at $1,116,900,000); expected proceeds $1,095,110,717	3.640%	07/01/2026	07/01/2026	1,095,000,000	1,095,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2026 - 09/17/2026, U.S. Treasury Inflation Index Bonds, 0.250% - 3.625% due 04/15/2028 - 02/15/2050, U.S. Treasury Bonds, 1.250% - 5.250% due 11/15/2028 - 02/15/2056, U.S. Treasury Notes, 0.375% - 4.625% due 07/31/2026 - 11/15/2035 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 01/15/2027 - 07/15/2033, valued at $581,400,000); expected proceeds $570,057,633	3.640%	07/01/2026	07/01/2026	570,000,000	570,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 0.500% - 3.875% due 10/31/2027 - 12/31/2032, valued at $23,460,016); expected proceeds $23,002,326	3.640%	07/01/2026	07/01/2026	$23,000,000	$23,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/20/2026 - 10/08/2026, U.S. Treasury Strips, 0.000% due 08/15/2026 - 08/15/2041, U.S. Treasury Bonds, 1.375% - 6.125% due 08/15/2028 - 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 01/15/2028 - 02/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 04/15/2027 - 01/15/2036 and U.S. Treasury Notes, 0.375% - 4.875% due 08/15/2026 - 11/15/2035, valued at $132,600,000); expected proceeds $130,013,144	3.640%	07/01/2026	07/01/2026	130,000,000	130,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 3.000% - 4.750% due 02/15/2045 - 08/15/2055, valued at $285,628,939); expected proceeds $280,028,311	3.640%	07/01/2026	07/01/2026	280,000,000	280,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					49,647,595,906
TOTAL INVESTMENTS (d)(e)–92.9%					79,604,512,659
Other Assets in Excess of Liabilities —7.1%					6,072,182,983
NET ASSETS –100.0%					$85,676,695,642

(a)	Rate shown is the discount rate at time of purchase.
(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. These securities represent $945,000,000 or 1.1% of net assets as of June 30, 2026.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$29,956,916,753
Repurchase agreements, at value and amortized cost	49,647,595,906
Total Investments	79,604,512,659
Cash	7,188,666,709
Interest receivable — unaffiliated issuers	117,096,391
Other receivable	724,783
TOTAL ASSETS	86,911,000,542
LIABILITIES
Payable for investments purchased	1,228,690,174
Advisory and administrator fee payable	3,386,305
Custody, sub-administration and transfer agent fees payable	2,057,769
Trustees’ fees and expenses payable	3,953
Professional fees payable	139,425
Printing fees payable	27,274
TOTAL LIABILITIES	1,234,304,900
NET ASSETS	$85,676,695,642
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,314,331,738
EXPENSES
Advisory and administrator fee	17,707,866
Custodian, sub-administrator and transfer agent fees	2,148,743
Trustees’ fees and expenses	188,874
Professional fees	199,489
Printing and postage fees	31,620
Insurance expense	9,610
Miscellaneous expenses	25,303
TOTAL EXPENSES	20,311,505
NET INVESTMENT INCOME (LOSS)	$1,294,020,233
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,026)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,293,986,207
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,294,020,233	$2,460,684,718
Net realized gain (loss)	(34,026)	28,737
Net increase (decrease) in net assets resulting from operations	1,293,986,207	2,460,713,455
CAPITAL TRANSACTIONS
Contributions	202,659,344,616	280,167,322,096
Withdrawals	(188,393,252,123)	(269,026,827,566)
Net increase (decrease) in net assets from capital transactions	14,266,092,493	11,140,494,530
Net increase (decrease) in net assets during the period	15,560,078,700	13,601,207,985
Net assets at beginning of period	70,116,616,942	56,515,408,957
NET ASSETS AT END OF PERIOD	$85,676,695,642	$70,116,616,942
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	1.78%	4.30%	5.30%	5.17%	1.65%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,676,696	$70,116,617	$56,515,409	$46,113,932	$43,687,095	$27,061,311
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	3.65%(b)	4.21%	5.14%	5.01%	1.91%	0.01%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4. Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the Portfolio had invested in repurchase agreements with the gross values of $49,647,595,906 and associated collateral equal to $50,646,414,219.
5. Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase Portfolio expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2026.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8. Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
____________________________
[1] Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
 o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
 o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street International Developed Equity Index Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 7.0%
ANZ Group Holdings Ltd.	606,047	$14,842,382
APA Group Stapled Security	274,387	1,927,567
Aristocrat Leisure Ltd.	108,240	4,594,556
ASX Ltd. (a)	38,157	1,409,523
BHP Group Ltd.	1,023,235	42,108,495
Brambles Ltd.	263,825	3,560,515
CAR Group Ltd. (a)	73,824	1,317,502
Cochlear Ltd. (a)	12,865	1,085,142
Coles Group Ltd.	275,005	4,643,057
Commonwealth Bank of Australia (a)	335,298	38,240,314
Computershare Ltd.	106,577	2,826,463
CSL Ltd.	97,359	7,739,249
Evolution Mining Ltd.	401,114	3,265,228
Fortescue Ltd.	326,155	4,327,138
Glencore PLC (b)	1,889,265	12,883,666
Goodman Group REIT	402,444	8,679,455
Insurance Australia Group Ltd.	447,372	2,507,409
Lottery Corp. Ltd. (a)	441,553	1,762,030
Lynas Rare Earths Ltd. (b)	188,284	2,355,803
Macquarie Group Ltd.	71,886	12,465,098
Medibank Pvt Ltd.	577,156	1,987,273
National Australia Bank Ltd.	616,444	16,168,961
Northern Star Resources Ltd.	275,614	3,618,415
Origin Energy Ltd.	355,840	2,706,855
PLS Group Ltd. (b)	635,709	2,210,904
Pro Medicus Ltd. (a)	10,882	1,533,669
Qantas Airways Ltd.	135,208	994,798
QBE Insurance Group Ltd.	305,259	5,327,268
REA Group Ltd. (a)	10,667	1,028,628
Rio Tinto Ltd. (a)	75,435	9,015,609
Rio Tinto PLC	214,155	20,243,363
Santos Ltd.	660,961	3,301,558
Scentre Group REIT	1,037,928	2,775,635
SGH Ltd. (a)	41,736	1,348,582
Sigma Healthcare Ltd. (a)	1,075,060	2,048,204
Sonic Healthcare Ltd.	92,452	1,332,896
South32 Ltd.	861,077	2,326,561
Stockland REIT	450,691	1,273,934
Suncorp Group Ltd.	213,928	2,858,958
Telstra Group Ltd.	767,976	2,702,833
Transurban Group Stapled Security	631,917	6,295,450
Vicinity Ltd. REIT	735,231	1,314,170
Washington H Soul Pattinson & Co. Ltd.	71,092	2,273,005
Wesfarmers Ltd.	228,375	14,302,925
Westpac Banking Corp.	687,219	16,763,669
WiseTech Global Ltd. (a)	39,621	905,831
Woodside Energy Group Ltd. (a)	378,971	7,406,567
Woolworths Group Ltd.	247,353	6,859,787
		313,466,900
Security Description	Shares	Value
AUSTRIA — 0.4%
BAWAG Group AG (c)	15,094	$3,025,147
Erste Group Bank AG	61,373	8,216,644
OMV AG	30,906	1,948,716
Raiffeisen Bank International AG	25,908	1,654,312
Verbund AG	14,316	910,032
		15,754,851
BELGIUM — 0.9%
Ageas SA	29,322	2,346,669
Anheuser-Busch InBev SA	180,652	15,007,156
D'ieteren Group	4,423	861,681
Elia Group SA	9,311	1,488,208
Financiere de Tubize SA (a)	3,588	947,599
Groupe Bruxelles Lambert NV	15,283	1,392,603
KBC Group NV	46,566	6,351,402
Lotus Bakeries NV	88	1,169,093
Sofina SA (a)	3,524	896,853
Syensqo SA (a)	13,139	970,410
UCB SA	24,051	7,204,348
		38,636,022
BRAZIL — 0.0% *
Yara International ASA	30,306	1,333,458
CHILE — 0.1%
Antofagasta PLC	69,290	3,513,067
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	758,500	4,099,085
Prosus NV	264,942	11,507,483
SITC International Holdings Co. Ltd.	263,000	1,052,396
Wilmar International Ltd.	345,000	962,890
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,337,646
		18,959,500
CZECH REPUBLIC — 0.0% *
CSG NV (a) (b)	33,566	490,215
DENMARK — 1.6%
Carlsberg AS Class B	19,252	2,522,960
Coloplast AS Class B	24,151	1,375,255
Danske Bank AS	124,590	6,673,512
Demant AS (b)	16,592	680,632
DSV AS	39,017	9,244,009
Genmab AS (b)	11,956	3,282,505
Novo Nordisk AS Class B	645,649	31,067,785
Novonesis Novozymes B Class B	71,606	4,522,196
Orsted AS (b) (c)	94,103	2,112,928
Pandora AS	15,832	1,817,605
Rockwool AS Class B	20,370	651,790
Tryg AS	62,345	1,419,879
Vestas Wind Systems AS	193,655	5,467,836
		70,838,892
FINLAND — 1.2%
Elisa OYJ	28,657	1,203,733
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Fortum OYJ	93,587	$2,170,990
Kesko OYJ Class B (a)	50,484	1,128,971
Kone OYJ Class B	65,498	3,726,221
Metso OYJ	130,382	2,265,799
Neste OYJ	87,599	2,868,352
Nokia OYJ	1,010,557	13,350,299
Nordea Bank Abp (d)	453,196	8,599,727
Nordea Bank Abp (d)	159,101	3,019,543
Orion OYJ Class B	23,054	1,896,432
Sampo OYJ Class A	481,263	5,058,797
Stora Enso OYJ Class R (a)	114,074	1,216,305
UPM-Kymmene OYJ	102,248	2,712,083
Wartsila OYJ Abp	97,527	3,721,958
		52,939,210
FRANCE — 8.0%
Abivax SA (b)	11,155	1,473,031
Accor SA	37,039	2,152,906
Aeroports de Paris SA	6,809	887,459
Air Liquide SA	128,190	25,395,854
Airbus SE	119,514	26,582,017
Alstom SA (b)	68,089	1,184,429
Amundi SA (c)	13,283	1,274,903
AXA SA	315,213	15,802,797
Ayvens SA (c)	69,148	910,736
BioMerieux	8,191	643,360
BNP Paribas SA	198,943	23,231,901
Bollore SE	142,165	659,251
Bouygues SA	44,952	2,508,523
Bureau Veritas SA	64,677	1,980,253
Capgemini SE	29,940	3,010,906
Carrefour SA	112,192	2,084,373
Cie de Saint-Gobain SA	89,251	8,077,540
Cie Generale des Etablissements Michelin SCA	124,370	4,798,988
Covivio SA REIT	11,567	708,836
Credit Agricole SA	182,662	3,674,495
Danone SA	127,083	10,423,392
Dassault Aviation SA	3,602	1,182,737
Dassault Systemes SE	137,358	2,797,693
Eiffage SA	13,277	1,959,686
Engie SA	358,620	11,312,184
EssilorLuxottica SA	60,962	11,433,934
Gecina SA REIT	9,142	768,748
Getlink SE	48,670	1,034,986
Hermes International SCA	5,244	9,580,754
Ipsen SA	6,949	1,341,081
Kering SA	14,144	3,999,048
Klepierre SA REIT	43,360	1,813,398
Legrand SA	51,631	8,718,691
L'Oreal SA	48,214	21,147,966
LVMH Moet Hennessy Louis Vuitton SE	49,900	27,618,231
Orange SA	376,693	7,108,260
Pernod Ricard SA	38,871	2,838,016
Publicis Groupe SA	46,378	4,584,453
Renault SA	37,435	1,073,410
Security Description	Shares	Value
Rexel SA	44,161	$1,929,195
Safran SA	69,219	27,302,641
Sartorius Stedim Biotech	5,355	1,111,823
Societe Generale SA	129,067	11,416,896
Sodexo SA	16,784	971,930
Thales SA	18,756	4,820,552
TotalEnergies SE	394,823	30,708,822
Unibail-Rodamco-Westfield REIT (b)	21,964	2,572,667
Veolia Environnement SA	118,595	4,940,888
Vinci SA	93,702	13,691,151
		357,245,791
GERMANY — 8.5%
adidas AG	32,410	6,647,551
Allianz SE	76,237	36,093,689
BASF SE	177,491	9,492,854
Bayer AG	196,690	10,886,232
Bayerische Motoren Werke AG	55,038	3,603,083
Bayerische Motoren Werke AG Preference Shares	9,368	615,315
Beiersdorf AG	19,263	1,659,242
Brenntag SE	23,610	1,435,505
Commerzbank AG	129,280	5,502,811
Continental AG	22,206	1,832,007
CTS Eventim AG & Co. KGaA	12,864	750,813
Daimler Truck Holding AG	90,311	4,357,259
Deutsche Bank AG	367,284	12,440,007
Deutsche Boerse AG	36,231	9,891,790
Deutsche Lufthansa AG	121,904	1,395,122
Deutsche Post AG	185,869	11,283,965
Deutsche Telekom AG	689,271	18,794,840
Dr. Ing hc F Porsche AG Preference Shares	21,497	1,069,368
E.ON SE	448,944	9,251,831
Evonik Industries AG	52,799	958,598
Fresenius Medical Care AG	39,406	1,784,094
Fresenius SE & Co. KGaA	82,974	3,791,721
GEA Group AG	29,348	2,014,892
Hannover Rueck SE	11,747	3,255,516
Heidelberg Materials AG	26,071	4,974,784
Henkel AG & Co. KGaA	19,010	1,504,002
Henkel AG & Co. KGaA Preference Shares	30,649	2,576,915
Hensoldt AG	12,433	963,185
HOCHTIEF AG	3,060	1,773,739
Infineon Technologies AG	262,730	24,531,972
Knorr-Bremse AG	13,368	1,552,817
Mercedes-Benz Group AG	144,601	7,260,957
Merck KGaA	26,426	4,436,757
MTU Aero Engines AG	10,967	4,562,786
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,274	14,674,084
Nemetschek SE	11,865	720,315
Porsche Automobil Holding SE Preference Shares	31,031	956,480
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Rational AG	1,075	$787,205
Rheinmetall AG	9,414	10,660,778
RWE AG	128,980	8,349,346
SAP SE	209,313	32,067,215
Sartorius AG Preference Shares	5,062	1,328,784
Scout24 SE (c)	15,173	1,255,077
Siemens AG	149,570	48,077,604
Siemens Energy AG	155,402	29,457,872
Siemens Healthineers AG (c)	66,793	2,611,664
Symrise AG	26,483	2,659,015
Talanx AG	11,898	1,504,490
Volkswagen AG Preference Shares	40,640	3,257,106
Vonovia SE	147,188	3,633,166
Zalando SE (b) (c)	45,329	1,314,791
		376,261,011
GUATEMALA — 0.0% *
Millicom International Cellular SA	19,200	1,742,592
HONG KONG — 1.5%
AIA Group Ltd.	2,109,800	19,222,679
CK Asset Holdings Ltd.	357,899	2,016,307
CK Infrastructure Holdings Ltd.	113,500	864,053
CLP Holdings Ltd.	324,500	3,028,978
Futu Holdings Ltd. ADR	10,700	1,003,018
Henderson Land Development Co. Ltd. (a)	289,436	915,324
HKT Trust & HKT Ltd. Stapled Security	746,000	1,109,195
Hong Kong & China Gas Co. Ltd.	2,350,995	1,948,657
Hong Kong Exchanges & Clearing Ltd.	243,930	11,291,256
Hongkong Land Holdings Ltd.	200,900	1,430,408
Link REIT	512,391	2,384,870
MTR Corp. Ltd.	332,512	1,293,235
Power Assets Holdings Ltd.	272,000	1,980,503
Prudential PLC	507,367	6,754,227
Sino Land Co. Ltd.	824,456	1,080,764
Sun Hung Kai Properties Ltd.	261,000	3,737,581
Swire Pacific Ltd. Class A	62,000	645,928
Techtronic Industries Co. Ltd.	275,000	4,541,223
WH Group Ltd. (c)	1,567,766	1,657,319
Wharf Real Estate Investment Co. Ltd.	328,000	894,236
		67,799,761
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	33,700	2,072,550
IRELAND — 0.4%
AerCap Holdings NV	32,200	4,694,116
AIB Group PLC	426,718	5,012,831
Bank of Ireland Group PLC	194,269	3,870,228
Kerry Group PLC Class A	32,641	2,998,538
Security Description	Shares	Value
Kingspan Group PLC	30,531	$2,790,742
		19,366,455
ISRAEL — 1.1%
Azrieli Group Ltd.	8,514	1,155,317
Bank Hapoalim BM	260,446	5,995,734
Bank Leumi Le-Israel BM	300,174	6,702,773
Check Point Software Technologies Ltd. (b)	15,410	2,025,336
CyberArk Software Ltd. (b)	10,140	456,300
Elbit Systems Ltd.	5,694	4,319,065
Enlight Renewable Energy Ltd. (b)	28,155	2,485,279
Harel Insurance Investments & Financial Services Ltd.	24,489	1,287,143
ICL Group Ltd.	139,593	699,968
Israel Discount Bank Ltd. Class A	240,860	2,384,794
Mizrahi Tefahot Bank Ltd.	29,669	1,961,702
Nova Ltd. (b)	6,198	3,276,393
OPC Energy Ltd. (b)	35,240	1,094,061
Phoenix Financial Ltd.	44,223	2,443,104
Teva Pharmaceutical Industries Ltd. ADR (b)	232,128	7,864,497
Tower Semiconductor Ltd. (b)	22,060	5,659,657
		49,811,123
ITALY — 3.2%
Banca Mediolanum SpA	44,136	1,099,034
Banca Monte dei Paschi di Siena SpA	386,973	4,806,519
Banco BPM SpA	232,085	4,009,330
BPER Banca SpA	307,126	4,821,816
Coca-Cola HBC AG Class DI	41,181	2,689,147
Davide Campari-Milano NV (a)	121,221	755,049
Enel SpA	1,531,956	17,609,435
Eni SpA	368,817	8,694,805
Ferrari NV	24,284	9,005,221
FinecoBank Banca Fineco SpA	121,237	3,042,495
Generali	163,343	7,957,420
Intesa Sanpaolo SpA	2,797,267	19,156,713
Italgas SpA	119,464	1,384,271
Leonardo SpA	82,779	4,441,040
Moncler SpA	43,700	2,537,081
Poste Italiane SpA	89,864	2,940,462
Prysmian SpA	56,031	9,355,999
Recordati Industria Chimica e Farmaceutica SpA	20,562	1,205,988
Ryanair Holdings PLC	84,830	2,652,571
Snam SpA	415,070	2,997,255
Telecom Italia SpA (b)	343,177	3,122,355
Terna - Rete Elettrica Nazionale	289,493	3,389,208
UniCredit SpA	273,047	24,430,789
Unipol Assicurazioni SpA	72,518	2,023,829
		144,127,832
IVORY COAST — 0.1%
Endeavour Mining PLC	43,305	2,128,931
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
JAPAN — 22.9%
Advantest Corp.	146,800	$29,210,964
Aeon Co. Ltd.	420,700	3,471,212
AGC, Inc.	38,500	1,649,915
Aisin Corp.	95,900	1,290,173
Ajinomoto Co., Inc.	170,500	6,161,184
ANA Holdings, Inc.	35,300	644,642
Asahi Group Holdings Ltd.	292,500	2,785,971
Asahi Kasei Corp.	246,800	2,719,697
Asics Corp.	136,600	3,677,127
Astellas Pharma, Inc.	343,000	4,590,217
Bandai Namco Holdings, Inc.	102,500	2,386,464
Bridgestone Corp. (a)	213,600	4,481,624
Canon, Inc. (a)	160,400	4,092,778
Capcom Co. Ltd.	56,500	1,047,088
Central Japan Railway Co.	148,400	3,167,510
Chiba Bank Ltd.	111,000	1,684,892
Chubu Electric Power Co., Inc.	131,900	2,483,396
Chugai Pharmaceutical Co. Ltd.	136,100	6,309,044
Dai Nippon Printing Co. Ltd.	77,500	1,410,045
Daifuku Co. Ltd. (a)	60,800	2,665,436
Daiichi Life Group, Inc.	681,600	7,458,702
Daiichi Sankyo Co. Ltd.	341,800	5,485,835
Daikin Industries Ltd.	52,900	8,034,681
Daito Trust Construction Co. Ltd.	52,000	993,127
Daiwa House Industry Co. Ltd.	115,300	3,133,549
Daiwa Securities Group, Inc.	253,500	2,488,597
Denso Corp.	341,800	3,945,343
Disco Corp.	17,600	8,799,729
East Japan Railway Co. (a)	188,700	3,956,866
Ebara Corp.	90,900	3,498,972
Eisai Co. Ltd.	50,000	1,267,190
ENEOS Holdings, Inc.	513,000	3,778,256
FANUC Corp.	184,900	8,367,571
Fast Retailing Co. Ltd.	38,400	19,565,630
Fuji Electric Co. Ltd.	26,700	2,220,277
FUJIFILM Holdings Corp.	228,500	4,896,880
Fujikura Ltd.	301,600	11,575,947
Fujitsu Ltd.	335,200	6,696,781
Furukawa Electric Co. Ltd.	131,000	3,812,521
Hankyu Hanshin Holdings, Inc.	44,600	1,172,319
Hikari Tsushin, Inc.	3,400	742,655
Hitachi Ltd.	889,600	24,472,553
Honda Motor Co. Ltd.	729,100	6,639,397
Hoya Corp.	68,500	10,937,240
Hulic Co. Ltd. (a)	84,300	880,216
Ibiden Co. Ltd. (a)	46,900	6,872,318
Idemitsu Kosan Co. Ltd.	148,900	1,097,568
IHI Corp.	196,100	3,271,651
Inpex Corp.	180,300	3,622,086
Isuzu Motors Ltd.	100,400	1,328,474
ITOCHU Corp.	1,116,500	12,736,447
Japan Exchange Group, Inc.	197,600	2,486,337
Japan Post Bank Co. Ltd.	358,900	6,763,948
Japan Post Holdings Co. Ltd.	337,400	4,502,819
Japan Post Insurance Co. Ltd.	113,100	1,062,281
Security Description	Shares	Value
Japan Tobacco, Inc.	218,200	$8,071,487
JFE Holdings, Inc. (a)	113,200	1,086,553
JX Advanced Metals Corp.	109,600	2,965,826
Kajima Corp.	81,500	2,944,581
Kansai Electric Power Co., Inc.	196,600	2,764,678
Kao Corp. (a)	185,800	3,684,562
Kawasaki Heavy Industries Ltd.	148,000	2,661,314
Kawasaki Kisen Kaisha Ltd. (a)	66,300	1,013,724
KDDI Corp.	583,100	9,848,389
Keyence Corp.	37,900	18,902,778
Kikkoman Corp.	131,900	1,353,695
Kioxia Holdings Corp. (b)	62,900	34,707,719
Kirin Holdings Co. Ltd.	160,600	2,777,212
Komatsu Ltd.	171,100	6,613,445
Konami Group Corp.	19,500	2,119,474
Kubota Corp.	188,400	3,113,048
Kyocera Corp.	234,200	5,131,433
Kyowa Kirin Co. Ltd.	46,600	741,758
Lasertec Corp.	15,800	4,831,626
LY Corp.	507,700	1,355,116
Makita Corp.	41,500	1,478,705
Marubeni Corp.	281,100	8,111,731
Minebea Mitsumi, Inc.	68,200	1,995,750
Mitsubishi Chemical Group Corp.	248,400	1,724,777
Mitsubishi Corp.	607,100	16,237,894
Mitsubishi Electric Corp.	383,600	13,868,842
Mitsubishi Estate Co. Ltd.	205,600	5,243,575
Mitsubishi HC Capital, Inc.	169,700	1,372,009
Mitsubishi Heavy Industries Ltd.	646,400	14,580,541
Mitsubishi UFJ Financial Group, Inc.	2,150,700	42,438,363
Mitsui & Co. Ltd.	475,500	13,156,890
Mitsui Fudosan Co. Ltd.	495,800	4,572,861
Mitsui Kinzoku Co. Ltd.	11,000	2,879,865
Mitsui OSK Lines Ltd. (a)	66,000	2,116,954
Mizuho Financial Group, Inc.	474,640	22,612,752
MS&AD Insurance Group Holdings, Inc.	237,600	6,198,579
Murata Manufacturing Co. Ltd.	325,000	22,786,494
NEC Corp.	244,300	5,899,877
Nexon Co. Ltd. (a)	64,300	848,827
NIDEC Corp.	173,200	2,818,729
Nintendo Co. Ltd.	219,000	9,183,110
Nippon Building Fund, Inc. REIT	1,490	1,154,229
Nippon Paint Holdings Co. Ltd. (a)	173,300	1,122,811
Nippon Sanso Holdings Corp.	34,400	1,269,112
Nippon Steel Corp.	984,200	3,246,452
Nippon Yusen KK	76,400	2,451,945
Nissan Motor Co. Ltd. (a) (b)	424,500	783,572
Nitori Holdings Co. Ltd.	82,500	1,225,635
Nitto Denko Corp.	135,500	2,642,886
Nomura Holdings, Inc.	581,400	5,056,508
Nomura Research Institute Ltd.	74,900	2,116,233
NTT, Inc.	6,089,300	5,432,693
Obayashi Corp.	121,800	2,440,871
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Obic Co. Ltd.	63,400	$1,491,329
Olympus Corp.	208,200	2,176,476
Oriental Land Co. Ltd.	222,900	3,414,988
ORIX Corp.	217,400	8,225,151
Osaka Gas Co. Ltd.	68,400	2,296,203
Otsuka Corp. (a)	44,900	766,222
Otsuka Holdings Co. Ltd.	83,800	5,571,198
Pan Pacific International Holdings Corp.	368,000	1,863,492
Panasonic Holdings Corp.	470,500	13,033,016
Rakuten Group, Inc. (b)	285,500	1,323,462
Recruit Holdings Co. Ltd.	266,200	18,557,428
Renesas Electronics Corp.	350,600	10,369,692
Resona Holdings, Inc.	421,600	5,463,096
Resonac Holdings Corp.	35,200	3,833,503
Ryohin Keikaku Co. Ltd.	99,000	2,155,736
Sanrio Co. Ltd. (a)	176,500	1,194,585
SBI Holdings, Inc.	110,600	1,795,868
SCREEN Holdings Co. Ltd.	30,600	3,352,303
Secom Co. Ltd.	78,100	3,102,376
Seibu Holdings, Inc.	41,400	808,258
Sekisui House Ltd.	118,400	2,463,798
Seven & i Holdings Co. Ltd.	378,100	4,552,787
Shimano, Inc.	14,600	1,558,142
Shimizu Corp.	98,300	1,542,014
Shin-Etsu Chemical Co. Ltd.	329,300	14,199,258
Shionogi & Co. Ltd.	149,500	2,565,485
Shiseido Co. Ltd.	75,900	1,222,619
SMC Corp.	10,900	4,780,508
SoftBank Corp.	5,739,300	7,348,705
SoftBank Group Corp. (a)	744,300	27,308,174
Sompo Holdings, Inc.	162,800	6,248,555
Sony Group Corp.	1,175,600	23,725,384
Subaru Corp.	107,600	1,582,304
Sumitomo Corp.	805,200	7,674,234
Sumitomo Electric Industries Ltd.	568,400	10,236,621
Sumitomo Metal Mining Co. Ltd.	47,300	2,173,719
Sumitomo Mitsui Financial Group, Inc.	729,100	28,468,658
Sumitomo Mitsui Trust Group, Inc.	124,200	4,628,700
Sumitomo Realty & Development Co. Ltd.	119,800	2,757,556
Suntory Beverage & Food Ltd.	27,500	760,914
Suzuki Motor Corp.	309,500	3,723,902
T&D Holdings, Inc.	85,600	2,531,790
Taisei Corp.	28,000	2,455,007
Takeda Pharmaceutical Co. Ltd.	316,417	10,036,177
TDK Corp.	375,900	8,256,964
Terumo Corp.	274,000	3,766,288
Toho Co. Ltd.	108,000	864,199
Tokio Marine Holdings, Inc.	359,600	15,935,020
Tokyo Electron Ltd.	89,800	42,627,719
Tokyo Gas Co. Ltd.	60,400	2,274,779
TOPPAN Holdings, Inc.	47,700	1,498,283
Toray Industries, Inc.	262,900	1,823,841
Security Description	Shares	Value
Toyota Motor Corp.	1,899,700	$31,851,607
Toyota Tsusho Corp.	127,100	4,674,996
Unicharm Corp. (a)	214,800	1,247,102
West Japan Railway Co.	83,200	1,394,985
Yamaha Motor Co. Ltd. (a)	179,700	1,357,770
Yokogawa Electric Corp.	44,900	1,556,754
Yokohama Financial Group, Inc.	192,300	2,049,898
Zensho Holdings Co. Ltd. (a)	19,100	947,802
		1,017,720,032
LUXEMBOURG — 0.2%
ArcelorMittal SA	87,091	5,247,399
CVC Capital Partners PLC (a) (c)	45,343	658,895
Eurofins Scientific SE	22,282	1,746,567
		7,652,861
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	373,000	1,399,336
Sands China Ltd.	454,800	756,835
		2,156,171
MEXICO — 0.0% *
Fresnillo PLC	38,128	1,387,093
NETHERLANDS — 5.9%
ABN AMRO Bank NV Dutch Certificate	121,347	5,158,206
Adyen NV (b) (c)	5,341	5,009,662
Akzo Nobel NV	30,271	2,053,688
Argenx SE (b)	12,532	11,625,607
ASM International NV	9,312	10,651,734
ASML Holding NV	78,048	153,604,456
ASR Nederland NV	32,591	2,460,736
BE Semiconductor Industries NV	14,293	4,691,555
Euronext NV (c)	16,129	2,581,640
EXOR NV	18,299	1,401,724
Heineken Holding NV	23,630	1,803,330
Heineken NV	58,582	4,929,493
ING Groep NV	586,552	18,555,639
Koninklijke Ahold Delhaize NV	177,177	7,134,391
Koninklijke KPN NV	752,488	3,713,139
Koninklijke Philips NV	150,765	4,095,503
Magnum Ice Cream Co. NV (a) (b)	98,159	1,708,641
Nebius Group NV (a) (b)	40,900	11,295,353
NN Group NV	53,356	4,676,407
Universal Music Group NV	202,249	4,238,470
Wolters Kluwer NV	44,951	2,900,592
		264,289,966
NEW ZEALAND — 0.2%
Auckland International Airport Ltd. (a)	336,491	1,598,297
Contact Energy Ltd.	176,646	936,521
Fisher & Paykel Healthcare Corp. Ltd. Class C	121,971	2,706,638
Infratil Ltd. (a)	172,183	1,511,311
Meridian Energy Ltd. (a)	276,169	914,315
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Xero Ltd. (b)	31,353	$1,568,717
		9,235,799
NIGERIA — 0.0% *
Airtel Africa PLC (c)	178,781	777,352
NORWAY — 0.5%
Aker BP ASA	65,912	2,019,556
DNB Bank ASA	162,278	4,832,836
Equinor ASA	140,376	4,447,261
Gjensidige Forsikring ASA	37,920	1,026,222
Kongsberg Gruppen ASA	82,509	2,487,235
Mowi ASA	91,155	1,683,910
Norsk Hydro ASA	262,216	2,379,566
Orkla ASA	137,201	1,444,732
Salmar ASA	14,543	680,746
Telenor ASA	122,496	1,755,337
Var Energi ASA	200,883	836,175
		23,593,576
POLAND — 0.0% *
InPost SA (b)	43,950	774,322
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,681,621	1,989,888
EDP SA	591,524	3,098,082
Galp Energia SGPS SA	80,709	1,720,460
Jeronimo Martins SGPS SA	61,275	1,174,134
		7,982,564
SINGAPORE — 1.8%
CapitaLand Ascendas REIT	787,771	1,516,525
CapitaLand Integrated Commercial Trust REIT	1,269,928	2,326,901
CapitaLand Investment Ltd.	414,682	798,298
DBS Group Holdings Ltd.	413,892	20,927,393
Grab Holdings Ltd. Class A (b)	474,500	1,788,865
Keppel Ltd.	282,800	2,391,922
Oversea-Chinese Banking Corp. Ltd.	658,866	12,627,692
Sea Ltd. ADR (b)	74,900	7,177,667
Sembcorp Industries Ltd.	157,500	773,223
Singapore Airlines Ltd.	304,949	1,810,668
Singapore Exchange Ltd.	162,800	3,030,828
Singapore Technologies Engineering Ltd.	306,900	2,465,260
Singapore Telecommunications Ltd.	1,500,200	5,114,911
STMicroelectronics NV	128,194	9,451,926
United Overseas Bank Ltd.	239,190	7,352,580
		79,554,659
SOUTH AFRICA — 0.2%
Anglo American PLC	214,319	10,516,291
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	34,651	1,426,194
SPAIN — 3.7%
Acciona SA (a)	5,211	1,651,485
Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA	35,678	$5,249,758
Aena SME SA (c)	152,694	4,654,171
Amadeus IT Group SA (a)	89,711	5,239,102
Banco Bilbao Vizcaya Argentaria SA	1,129,838	28,250,439
Banco de Sabadell SA	983,229	3,483,666
Banco Santander SA	2,884,449	39,850,504
Bankinter SA (a)	123,731	2,070,999
CaixaBank SA	711,922	10,080,653
Cellnex Telecom SA (b) (c)	98,085	2,932,476
EDP Renewables SA	62,639	1,014,787
Endesa SA (a)	62,439	2,846,894
Iberdrola SA	1,219,439	30,448,994
Indra Sistemas SA	15,583	853,745
Industria de Diseno Textil SA	220,026	13,865,753
Mapfre SA	199,226	986,266
Naturgy Energy Group SA	83,443	2,619,695
Redeia Corp. SA (a)	81,896	1,394,176
Repsol SA	218,271	5,492,579
Telefonica SA (a)	714,927	2,873,894
		165,860,036
SWEDEN — 3.0%
AddTech AB Class B	52,438	1,849,768
Alfa Laval AB	56,876	3,390,881
Assa Abloy AB Class B	194,241	6,871,987
Atlas Copco AB Class A	510,445	10,345,344
Atlas Copco AB Class B	295,715	5,246,278
Beijer Ref AB Class B (a)	92,699	1,360,101
Boliden AB	58,528	3,306,738
Epiroc AB Class A	121,493	3,337,930
Epiroc AB Class B	73,303	1,702,651
EQT AB	87,346	2,472,870
Essity AB Class B	116,622	3,305,323
Evolution AB (b) (c)	24,976	1,716,654
Fastighets AB Balder Class B (b)	144,226	770,743
H & M Hennes & Mauritz AB Class B (a)	87,804	1,512,368
Hexagon AB Class B	407,783	3,375,808
Industrivarden AB Class A	21,643	1,215,415
Industrivarden AB Class C (a)	30,713	1,688,269
Indutrade AB	51,369	1,063,669
Investment AB Latour Class B	32,040	637,281
Investor AB Class B	348,142	14,480,512
L E Lundbergforetagen AB Class B	13,516	779,972
Lifco AB Class B	42,475	1,392,990
Nibe Industrier AB Class B	309,051	1,150,222
Saab AB Class B	65,034	3,378,651
Sagax AB Class B (a)	49,756	792,752
Sandvik AB	205,340	8,484,624
Securitas AB Class B	91,607	1,506,882
Skandinaviska Enskilda Banken AB Class A (a)	291,563	5,811,287
Skanska AB Class B	68,534	1,835,476
SKF AB Class B	67,171	1,726,791
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B	118,708	$1,215,518
Svenska Handelsbanken AB Class A	273,064	4,023,385
Swedbank AB Class A	163,446	6,113,508
Swedish Orphan Biovitrum AB (b)	36,474	1,741,137
Tele2 AB Class B	114,387	1,993,291
Telefonaktiebolaget LM Ericsson Class B	525,477	5,872,025
Telia Co. AB	484,652	2,364,132
Trelleborg AB Class B	38,042	1,586,435
Volvo AB Class B (a)	312,904	10,653,055
		132,072,723
SWITZERLAND — 6.2%
ABB Ltd.	314,128	34,105,659
Avolta AG	19,546	1,308,478
Banque Cantonale Vaudoise (a)	6,635	973,885
Barry Callebaut AG (a)	654	908,863
Belimo Holding AG	1,926	2,172,764
BKW AG	4,237	715,928
Chocoladefabriken Lindt & Spruengli AG (d)	181	2,109,217
Chocoladefabriken Lindt & Spruengli AG (a) (d)	20	2,380,214
Cie Financiere Richemont SA Class A	107,844	24,940,554
DSM-Firmenich AG (a)	33,072	3,138,331
EMS-Chemie Holding AG (a)	1,465	1,258,594
Galderma Group AG	36,959	8,425,910
Geberit AG	6,458	4,321,612
Givaudan SA	1,853	7,856,270
Helvetia Baloise Holding AG	15,238	3,940,553
Julius Baer Group Ltd.	42,416	3,670,287
Kuehne & Nagel International AG	9,934	2,413,150
Logitech International SA	29,182	2,740,029
Lonza Group AG (a)	13,985	9,462,608
Nestle SA	518,596	53,412,206
Partners Group Holding AG	4,297	3,527,519
Sandoz Group AG	83,437	7,563,272
Schindler Holding AG (d)	7,912	2,628,669
Schindler Holding AG (d)	4,202	1,338,764
SGS SA (a)	33,675	3,912,504
Sika AG (a)	30,980	6,404,159
Sonova Holding AG	10,113	2,408,365
Straumann Holding AG	23,031	3,037,871
Swatch Group AG Class BR, Bearer Shares (a)	5,970	1,462,434
Swiss Life Holding AG	5,640	6,219,976
Swiss Prime Site AG	15,781	2,580,442
Swisscom AG	5,286	4,085,813
UBS Group AG	636,344	31,602,232
VAT Group AG (c)	5,447	4,768,699
Zurich Insurance Group AG	30,028	22,283,222
		274,079,053
Security Description	Shares	Value
UNITED KINGDOM — 10.8%
3i Group PLC	197,459	$6,515,242
Admiral Group PLC	50,151	2,369,638
Associated British Foods PLC (a)	58,839	1,550,947
AstraZeneca PLC	304,338	56,954,465
Aviva PLC	609,687	5,261,461
BAE Systems PLC	584,652	14,309,051
Barclays PLC	2,755,757	18,529,282
British American Tobacco PLC	403,969	25,076,556
BT Group PLC	1,150,387	2,902,542
Bunzl PLC	62,393	2,177,931
Centrica PLC	898,891	2,038,330
CK Hutchison Holdings Ltd.	546,000	4,612,633
Coca-Cola Europacific Partners PLC	40,900	4,092,863
Compass Group PLC	343,576	11,097,505
Diageo PLC	443,287	8,957,664
GSK PLC	814,327	21,410,943
Halma PLC	73,223	3,823,265
HSBC Holdings PLC	3,457,675	65,662,223
Imperial Brands PLC	150,327	5,564,652
Informa PLC	254,854	3,058,500
International Consolidated Airlines Group SA Class DI (a)	245,317	1,554,370
Intertek Group PLC	30,263	2,331,668
J Sainsbury PLC	350,599	1,488,133
Kingfisher PLC	331,926	1,247,633
Land Securities Group PLC REIT	143,450	1,239,464
Legal & General Group PLC	1,051,587	3,991,754
Lloyds Banking Group PLC	11,767,731	17,352,389
London Stock Exchange Group PLC	90,176	9,768,773
M&G PLC	430,408	1,920,572
Marks & Spencer Group PLC	432,247	2,134,162
Melrose Industries PLC	264,759	1,668,804
National Grid PLC	999,477	16,555,407
NatWest Group PLC	1,609,818	14,251,320
Next PLC	23,467	4,530,267
Pearson PLC	98,352	1,561,230
Reckitt Benckiser Group PLC	128,492	8,375,264
RELX PLC	359,725	11,296,342
Rentokil Initial PLC	496,275	2,809,932
Rolls-Royce Holdings PLC	1,683,621	32,280,810
Sage Group PLC	176,227	1,908,601
Schroders PLC	172,073	1,341,755
Segro PLC REIT	244,389	2,838,843
Severn Trent PLC	52,606	2,063,917
Smith & Nephew PLC	151,137	2,187,504
Smiths Group PLC	59,848	2,033,490
Spirax Group PLC	14,481	1,313,680
SSE PLC	243,211	7,863,447
Standard Chartered PLC	360,886	9,776,097
Standard Life PLC	148,680	1,643,804
Tesco PLC	1,272,815	7,749,015
Unilever PLC	439,455	26,407,382
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
United Utilities Group PLC	147,482	$2,562,307
Verisure PLC (a) (b)	50,672	565,429
Vodafone Group PLC	3,750,526	4,957,971
Wise Group PLC Class A (b)	151,254	1,815,197
		479,352,426
UNITED STATES — 7.2%
Aegon Ltd.	250,271	2,128,271
Alcon AG	99,818	6,756,416
AP Moller - Maersk AS Class A	515	1,189,431
AP Moller - Maersk AS Class B	691	1,642,420
BP PLC	3,161,229	19,598,296
Buzzi SpA	16,529	846,424
Experian PLC	177,583	5,993,772
Ferrovial NV	94,335	6,469,036
Haleon PLC	1,785,562	8,240,093
Holcim AG	102,922	9,298,897
InterContinental Hotels Group PLC	28,740	4,950,465
Novartis AG	368,565	57,835,440
Octave Intelligence PLC SDR (a) (b)	40,778	658,977
Qiagen NV	39,031	1,512,759
Roche Holding AG	141,390	58,333,344
Roche Holding AG Class BR, Bearer Shares	5,770	2,426,311
Sanofi SA	219,120	18,809,035
Schneider Electric SE	109,874	35,851,649
Shell PLC	1,130,767	44,018,746
Spotify Technology SA (b)	29,500	13,544,335
Stellantis NV (a) (b)	390,507	2,221,395
Sunbelt Rentals Holdings, Inc.	82,391	6,010,062
Swiss Re AG	59,471	9,473,779
Tenaris SA	65,948	1,825,394
		319,634,747
TOTAL COMMON STOCKS (Cost $2,265,418,073)		4,334,554,026
RIGHTS — 0.0% *
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (b) (Cost $76,046)	35,678	74,933
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	103,482,559	$103,482,559
State Street Navigator Securities Lending Portfolio II (g) (h)	45,141,280	45,141,280
TOTAL SHORT-TERM INVESTMENTS (Cost $148,623,839)		148,623,839
TOTAL INVESTMENTS — 100.8% (Cost $2,414,117,958)		4,483,252,798
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(34,040,182)
NET ASSETS — 100.0%		$4,449,212,616

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.9% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
June 30, 2026 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	730	09/18/2026	$114,547,283	$114,803,450	$256,167
During the period ended June 30, 2026, the average notional value related to futures contracts was $88,514,829.
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,334,097,726	$456,300	$—	$4,334,554,026
Rights	74,933	—	—	74,933
Short-Term Investments	148,623,839	—	—	148,623,839
TOTAL INVESTMENTS	$4,482,796,498	$456,300	$—	$4,483,252,798
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$256,167	$—	$—	$256,167
TOTAL OTHER FINANCIAL INSTRUMENTS:	$256,167	$—	$—	$256,167
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,668,325	$31,668,325	$394,154,686	$322,340,452	$—	$—	103,482,559	$103,482,559	$1,013,862
State Street Navigator Securities Lending Portfolio II	97,809,942	97,809,942	528,389,144	581,057,806	—	—	45,141,280	45,141,280	788,008
Total		$129,478,267	$922,543,830	$903,398,258	$—	$—		$148,623,839	$1,801,870
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$4,334,628,959
Investments in affiliated issuers, at value	148,623,839
Total Investments	4,483,252,798
Foreign currency, at value	8,192,926
Net cash at broker	4,251,700
Receivable from broker — accumulated variation margin on futures contracts	258,190
Receivable for investments sold	36,268
Dividends receivable — unaffiliated issuers	4,172,586
Dividends receivable — affiliated issuers	273,122
Securities lending income receivable — unaffiliated issuers	3,866
Securities lending income receivable — affiliated issuers	26,836
Receivable for foreign taxes recoverable	15,337,311
TOTAL ASSETS	4,515,805,603
LIABILITIES
Payable upon return of securities loaned	45,141,280
Payable for investments purchased	20,448,752
Advisory fee payable	667,940
Custodian fees payable	203,350
Trustees’ fees and expenses payable	528
Professional fees payable	24,994
Printing and postage fees payable	3,834
Accrued expenses and other liabilities	102,309
TOTAL LIABILITIES	66,592,987
NET ASSETS	$4,449,212,616
NET ASSETS CONSIST OF:
Paid-in capital	$1,635,861,653
Total distributable earnings (loss)	2,813,350,963
NET ASSETS	$4,449,212,616
NET ASSET VALUE PER SHARE
Net asset value per share	$240.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,463,369
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,265,494,119
Investments in affiliated issuers	148,623,839
Total cost of investments	$2,414,117,958
Foreign currency, at cost	$8,193,192
* Includes investments in securities on loan, at value	$77,073,100
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$42,036
Dividend income — unaffiliated issuers	81,283,879
Dividend income — affiliated issuers	1,013,862
Unaffiliated securities lending income	454,203
Affiliated securities lending income	788,008
Foreign taxes withheld	(10,832,335)
TOTAL INVESTMENT INCOME (LOSS)	72,749,653
EXPENSES
Advisory fee	2,590,911
Custodian fees	170,564
Trustees’ fees and expenses	15,350
Professional fees and expenses	32,720
Printing and postage fees	10,253
Insurance expense	556
Miscellaneous expenses	56,666
TOTAL EXPENSES	2,877,020
NET INVESTMENT INCOME (LOSS)	$69,872,633
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,811,168
Foreign currency transactions	(112,928)
Futures contracts	9,140,975
Net realized gain (loss)	43,839,215
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	271,990,217
Foreign currency translations	(798,557)
Futures contracts	(499,964)
Net change in unrealized appreciation/depreciation	270,691,696
NET REALIZED AND UNREALIZED GAIN (LOSS)	314,530,911
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$384,403,544
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,872,633	$104,791,355
Net realized gain (loss)	43,839,215	51,042,359
Net change in unrealized appreciation/depreciation	270,691,696	879,858,299
Net increase (decrease) in net assets resulting from operations	384,403,544	1,035,692,013
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	44,953,472	386,803,105
Proceeds from Shares Sold (4/1/26-6/30/26)	173,326,023	—
Withdrawls	(166,641,029)	(784,607,784)
Cost of Shares Redeemed (4/1/26-6/30/26)	(120,940,743)	—
Net increase (decrease) in net assets from capital transactions	(69,302,277)	(397,804,679)
Net increase (decrease) in net assets during the period	315,101,267	637,887,334
Net assets at beginning of period	4,134,111,349	3,496,224,015
NET ASSETS AT END OF PERIOD	$4,449,212,616	$4,134,111,349
SHARES OF BENEFICIAL INTEREST:
Issuance of Shares	18,247,813	—
Shares sold (4/1/26-6/30/26)	730,464	—
Shares redeemed (4/1/26-6/30/26)	(514,908)	—
Net increase (decrease) from share transactions	18,463,369	—
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$220.92(a )	$—	$—	$—	$—	$—
Income (loss) from investment operations:
Net investment income (loss)	3.80	—	—	—	—	—
Net realized and unrealized gain (loss)	16.26	—	—	—	—	—
Total from investment operations	20.06	—	—	—	—	—
Net asset value, end of period	$240.98	$—	$—	$—	$—	$—
Total return (b)	9.46%(c)	31.70%	3.56%	18.28%	(14.64)%	11.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,449,213	$4,134,111	$3,496,224	$3,024,526	$3,463,427	$4,346,560
Ratios to average net assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.30%(d)	2.75%	2.91%	2.92%	2.98%	2.67%
Portfolio turnover rate	5%(e)	9%	3%	8%	18%	7%

(a)	The NAV at the beginning of the period is from April 1, 2026. Effective April 1, 2026, the Portfolio became unitized. (Note 1).
(b)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(c)	The total return of the Portfolio from the period April 1, 2026 through June 30, 2026 was 9.09%.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
Effective April 1, 2026, in connection with the Portfolio's change in tax classification from a partnership to a regulated investment company (Note 8), the Portfolio issued shares and became unitized.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2026 is disclosed in the Portfolio's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Prior to April 1, 2026, all of the net investment income and realized gains and losses from the security transactions of the Portfolio were allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4. Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2026, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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STATE STREET MASTER FUNDS
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$258,190	$—	$258,190

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$9,140,975	$—	$9,140,975

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(499,964)	$—	$(499,964)
5. Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedule of Investments.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

6. Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short-term investments) for the period ended June 30, 2026, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$227,564,516	$235,671,628
8. Income Tax Information
The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required. Prior to April 1, 2026 the Portfolio was not required to pay federal income taxes on its net investment income and net capital gains because it was treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio were deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items were distributed by the Portfolio. Each partner was responsible for its tax liability based on its distributive share; therefore, no provision was made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,576,670,942	$2,127,288,818	$220,450,795	$1,906,838,023
9. Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$77,073,100	$45,141,280	$35,891,960	$81,033,240
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Portfolio	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$45,141,280	$—	$—	$—	$45,141,280	$45,141,280
10. Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2026.
11. Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyber attacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2025 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
• Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	September 3, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2026